                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Pacific Stock Exchange (PSE) Technology Index from 7/31/99 (the first month-end after inception) through 8/31/06. Class A shares, adjusted for sales charges. (LINE GRAPH)

                                                                                                   PACIFIC STOCK EXCHANGE (PSE)
                                                                 VAN KAMPEN TECHNOLOGY FUND              TECHNOLOGY INDEX
                                                                 --------------------------        ----------------------------
7/99                                                                        9426                              10000
8/99                                                                       10343                              10513
                                                                           10676                              10526
                                                                           12324                              11146
                                                                           14630                              12752
                                                                           18935                              16304
                                                                           19065                              15950
                                                                           26509                              19589
                                                                           23870                              19491
                                                                           20593                              18249
                                                                           17889                              16682
                                                                           21213                              18473
                                                                           20472                              17232
8/00                                                                       24815                              19629
                                                                           23657                              17423
                                                                           19704                              16295
                                                                           13407                              13620
                                                                           14009                              13660
                                                                           13259                              15395
                                                                            8231                              12586
                                                                            6491                              11107
                                                                            7583                              12914
                                                                            6880                              12445
                                                                            6676                              12173
                                                                            5824                              11538
8/01                                                                        5083                              10610
                                                                            3694                               8675
                                                                            4306                              10044
                                                                            4963                              11401
                                                                            4972                              11530
                                                                            4963                              11473
                                                                            4231                              10534
                                                                            4824                              11494
                                                                            4241                              10156
                                                                            3889                               9747
                                                                            3333                               8615
                                                                            2898                               7607
8/02                                                                        2685                               7509
                                                                            2259                               6470
                                                                            2630                               7548
                                                                            3028                               8619
                                                                            2537                               7688
                                                                            2537                               7617
                                                                            2630                               7661
                                                                            2583                               7655
                                                                            2843                               8340
                                                                            3167                               9367
                                                                            3167                               9432
                                                                            3370                               9954
8/03                                                                        3639                              10588
                                                                            3444                              10341
                                                                            3907                              11154
                                                                            4000                              11366
                                                                            3954                              11695
                                                                            3954                              12312
                                                                            3944                              12197
                                                                            3870                              11980
                                                                            3769                              11504
                                                                            3954                              11983
                                                                            4065                              12335
                                                                            3694                              11312
8/04                                                                        3593                              10925
                                                                            3806                              11410
                                                                            4028                              11950
                                                                            4231                              12604
                                                                            4370                              13068
                                                                            4102                              12429
                                                                            4111                              12463
                                                                            3981                              12162
                                                                            3917                              11763
                                                                            4222                              12630
                                                                            4185                              12505
                                                                            4481                              13520
8/05                                                                        4528                              13564
                                                                            4574                              13730
                                                                            4500                              13394
                                                                            4769                              14098
                                                                            4759                              14029
                                                                            4972                              14637
                                                                            4917                              14590
                                                                            4926                              14663
                                                                            4880                              14647
                                                                            4481                              13623
                                                                            4380                              13152
                                                                            4250                              12911
8/06                                                                        4454                              13514

                               A SHARES                B SHARES                C SHARES
                            since 7/26/99           since 7/26/99           since 7/26/99
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception           -9.80%      -10.55%     -10.50%     -10.50%     -10.50%     -10.50%

5-year                    -2.61        -3.74       -3.40       -3.69       -3.40       -3.40

1-year                    -1.64        -7.32       -2.36       -7.24       -2.36       -3.34
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Pacific Stock Exchange (PSE) Technology Index measures the performance of 100 technology stocks from 15 industrial groups. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

MARKET CONDITIONS

Over the 12-month period, the technology sector experienced a great deal of volatility. The third quarter of 2005 saw investors adopt a more defensive posture resulting from the Federal Open Market Committee's (the "Fed") ongoing interest rate increases and surging oil and natural gas prices due to the destructive Gulf Coast hurricanes. Although these events eroded investor sentiment through October, the economy proved to be far more resilient than expected and consumer confidence once again rallied in the final two months of the calendar year. This renewed enthusiasm was felt in the technology segment as consumers' enthusiasm for digital devices and other technological equipment and seasonal corporate spending on technological initiatives whetted investor interest in this industry.

This interest developed into a rally in the New Year, and the technology sector benefited from what is commonly known as the "January Effect," a historical trend in which the market advances strongly in the first month of the year. Semiconductors and semiconductor capital equipment, software and Internet-related stocks did particularly well during this time. However, this upward momentum began to slow down in February as investors encountered a series of mixed news on the economic and corporate fronts. This slowdown cumulated in a steep sell-off in May and June, sparked by the Fed's 16th and 17th consecutive rate increases since June 2004. In response to this continuing economic uncertainty, investors once again opted for what they perceived to be more defensive, less cyclically-sensitive areas of the market. Due to these factors, the technology sector lagged behind the other sectors of the economy towards the end of the reporting period.

PERFORMANCE ANALYSIS

The fund returned -1.64 percent for the 12 months ended August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Pacific Stock Exchange (PSE) Technology Index, returned -0.35 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

----------------------------------------------------------------------
                                    PACIFIC STOCK EXCHANGE (PSE)
      CLASS A   CLASS B   CLASS C         TECHNOLOGY INDEX

      -1.64%    -2.36%    -2.36%               -0.35%
----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Although the fund's diversification efforts were rewarded in the past, investment in health care equipment proved detrimental to total returns during the period. Growth expectations for cardiovascular devices (ICDs) faltered on news that fewer Medicare/Medicaid customers would be selected as recipients for these products than previously anticipated. Selected companies in the application software sector declined over acquisition and integration concerns. Investment in semiconductor chip manufacturers, which encountered a cyclical downturn combined with gross margins declines and increased competition, also hindered returns. Additionally, the slower growth and transitioning business models experienced by select Internet retailers, along with the weakened demand faced by certain circuit board producers, further detracted from overall performance.

However, over the period there were some notable contributors to the fund that helped offset the negative overall performance. Within the computer hardware sector, growing marketshare and increasing adaptability of personal computer manufacturers boosted returns. Careful stock selection in the aerospace and defense sector also benefited the fund, as demand for aerospace products remained high as a result of less than expected spending reductions within the U.S. defense budget and increased demand by international buyers. Finally, the fund's investment in companies within the Internet software and services sector positively affected overall performance, due to investment in robust search engine firms and IT outsourcing firms with a strong presence and/or base of operations in India.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 8/31/06
Apple Computer, Inc.                                              3.3%
Google, Inc., Class A                                             3.2
Genentech, Inc.                                                   3.0
International Business Machines Corp.                             3.0
Lockheed Martin Corp.                                             3.0
Microsoft Corp.                                                   2.8
Amgen, Inc.                                                       2.5
Genzyme Corp.                                                     2.4
Hewlett-Packard Co.                                               2.4
Millipore Corp.                                                   2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/06
Semiconductors                                                   14.8%
Biotechnology                                                    11.0
Application Software                                             10.3
Computer Hardware                                                 8.6
Communications Equipment                                          8.3
Data Processing & Outsourced Services                             7.3
Systems Software                                                  7.2
Semiconductor Equipment                                           6.5
Aerospace & Defense                                               6.1
Internet Software & Services                                      4.8
Health Care Equipment                                             3.3
Computer Storage & Peripherals                                    3.1
Health Care Supplies                                              2.3
Home Entertainment Software                                       1.9
Pharmaceuticals                                                   1.3
Electronic Equipment Manufacturers                                1.2
IT Consulting & Other Services                                    1.0
Electronic Manufacturing Services                                 0.9
                                                                -----
Total Long-Term Investments                                      99.9%
Short-Term Investments                                            0.4
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual......................................    $1,000.00        $  905.84          $10.62
  Hypothetical................................     1,000.00         1,014.01           11.22
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           900.99           14.23
  Hypothetical................................     1,000.00         1,010.21           15.05
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           900.99           14.23
  Hypothetical................................     1,000.00         1,010.21           15.05
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.21%, 2.97% and 2.97% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  99.9%
AEROSPACE & DEFENSE  6.1%
Goodrich Corp. .............................................        85,000   $  3,310,750
Lockheed Martin Corp. ......................................        85,000      7,021,000
Raytheon Co. ...............................................        85,000      4,012,850
                                                                             ------------
                                                                               14,344,600
                                                                             ------------
APPLICATION SOFTWARE  10.3%
Adobe Systems, Inc. (a).....................................        85,000      2,757,400
Amdocs Ltd. (Guernsey) (a)..................................        75,000      2,846,250
Autodesk, Inc. (a)..........................................       100,000      3,476,000
BEA Systems, Inc. (a).......................................       225,000      3,089,250
Citrix Systems, Inc. (a)....................................        75,000      2,301,000
Cognos, Inc. (Canada) (a)...................................        75,000      2,439,000
Hyperion Solutions Corp. (a)................................        75,000      2,484,000
SAP AG--ADR (Germany).......................................        95,000      4,535,300
                                                                             ------------
                                                                               23,928,200
                                                                             ------------
BIOTECHNOLOGY  11.0%
Amgen, Inc. (a).............................................        85,000      5,774,050
Biogen Idec, Inc. (a).......................................        90,000      3,972,600
Genentech, Inc. (a).........................................        85,000      7,014,200
Genzyme Corp. (a)...........................................        85,000      5,629,550
Gilead Sciences, Inc. (a)...................................        50,000      3,170,000
                                                                             ------------
                                                                               25,560,400
                                                                             ------------
COMMUNICATIONS EQUIPMENT  8.3%
Cisco Systems, Inc. (a).....................................       200,000      4,398,000
Corning, Inc. (a)...........................................       175,000      3,892,000
Harris Corp. ...............................................        85,000      3,733,200
Motorola, Inc. .............................................       100,000      2,338,000
Nokia Corp.--ADR (Finland)..................................       100,000      2,088,000
QUALCOMM, Inc. .............................................        75,000      2,825,250
                                                                             ------------
                                                                               19,274,450
                                                                             ------------
COMPUTER HARDWARE  8.6%
Apple Computer, Inc. (a)....................................       115,000      7,802,750
Hewlett-Packard Co. ........................................       150,000      5,484,000
International Business Machines Corp. ......................        85,000      6,882,450
                                                                             ------------
                                                                               20,169,200
                                                                             ------------
COMPUTER STORAGE & PERIPHERALS  3.1%
Network Appliance, Inc. (a).................................       100,000      3,424,000
SanDisk Corp. (a)...........................................        65,000      3,829,800
                                                                             ------------
                                                                                7,253,800
                                                                             ------------
DATA PROCESSING & OUTSOURCED SERVICES  7.3%
Automatic Data Processing, Inc. ............................        85,000      4,012,000
Computer Sciences Corp. (a).................................        90,000      4,264,200
DST Systems, Inc. (a).......................................        85,000      5,017,550
First Data Corp. ...........................................        85,000      3,652,450
                                                                             ------------
                                                                               16,946,200
                                                                             ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Agilent Technologies, Inc. (a)..............................        85,000   $  2,733,600
                                                                             ------------

ELECTRONIC MANUFACTURING SERVICES  0.9%
Jabil Circuit, Inc. ........................................        75,000      2,012,250
                                                                             ------------

HEALTH CARE EQUIPMENT  3.3%
C.R. Bard, Inc. ............................................        55,000      4,134,900
Thermo Electron Corp. (a)...................................        90,000      3,528,000
                                                                             ------------
                                                                                7,662,900
                                                                             ------------
HEALTH CARE SUPPLIES  2.3%
Millipore Corp. (a).........................................        85,000      5,455,300
                                                                             ------------

HOME ENTERTAINMENT SOFTWARE  1.9%
Electronic Arts, Inc. (a)...................................        85,000      4,332,450
                                                                             ------------

INTERNET SOFTWARE & SERVICES  4.8%
Google, Inc., Class A (a)...................................        20,000      7,570,600
Yahoo!, Inc. (a)............................................       125,000      3,602,500
                                                                             ------------
                                                                               11,173,100
                                                                             ------------
IT CONSULTING & OTHER SERVICES  1.0%
Cognizant Technology Solutions Corp., Class A (a)...........        35,000      2,446,850
                                                                             ------------

PHARMACEUTICALS  1.3%
Abbott Laboratories.........................................        65,000      3,165,500
                                                                             ------------

SEMICONDUCTOR EQUIPMENT  6.5%
Applied Materials, Inc. ....................................       100,000      1,688,000
FormFactor, Inc. (a)........................................        35,000      1,689,100
KLA-Tencor Corp. ...........................................       115,000      5,049,650
Lam Research Corp. (a)......................................        95,000      4,065,050
Novellus Systems, Inc. (a)..................................        95,000      2,652,400
                                                                             ------------
                                                                               15,144,200
                                                                             ------------
SEMICONDUCTORS  14.8%
Advanced Micro Devices, Inc. (a)............................       165,000      4,123,350
Altera Corp. (a)............................................        85,000      1,719,550
Broadcom Corp., Class A (a).................................        95,000      2,796,800
Cypress Semiconductor Corp. (a).............................       100,000      1,564,000
Freescale Semiconductor, Inc., Class A (a)..................       100,000      3,070,000
Intel Corp. ................................................       150,000      2,931,000
Linear Technology Corp. ....................................        90,000      3,060,900
Microchip Technology, Inc. .................................        85,000      2,903,600
Micron Technology, Inc. (a).................................       100,000      1,728,000
National Semiconductor Corp. ...............................        85,000      2,064,650
NVIDIA Corp. (a)............................................       115,000      3,347,650

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc. ....................................       100,000   $  3,259,000
Xilinx, Inc. ...............................................        85,000      1,943,950
                                                                             ------------
                                                                               34,512,450
                                                                             ------------
SYSTEMS SOFTWARE  7.2%
McAfee, Inc. (a)............................................        85,000      1,934,600
Microsoft Corp. ............................................       250,000      6,422,500
Oracle Corp. (a)............................................       150,000      2,347,500
Red Hat, Inc. (a)...........................................       100,000      2,324,000
Symantec Corp. (a)..........................................       200,000      3,728,000
                                                                             ------------
                                                                               16,756,600
                                                                             ------------

TOTAL LONG-TERM INVESTMENTS  99.9%
  (Cost $199,361,234).....................................................    232,872,050

REPURCHASE AGREEMENT  0.4%
State Street Bank & Trust Co. ($1,009,000 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 08/31/06, to be sold on 09/01/06 at
  $1,009,143) (Cost $1,009,000)...........................................      1,009,000
                                                                             ------------

TOTAL INVESTMENTS  100.3%
  (Cost $200,370,234).....................................................    233,881,050
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%).............................       (742,548)
                                                                             ------------

NET ASSETS  100.0%........................................................   $233,138,502
                                                                             ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $200,370,234).......................  $    233,881,050
Cash........................................................               333
Receivables:
  Investments Sold..........................................         7,104,924
  Dividends.................................................           144,931
  Fund Shares Sold..........................................            27,581
  Interest..................................................               143
Other.......................................................            71,479
                                                              ----------------
    Total Assets............................................       241,230,441
                                                              ----------------
LIABILITIES:
Payables:
  Investments Purchased.....................................         6,563,750
  Fund Shares Repurchased...................................           523,156
  Distributor and Affiliates................................           397,679
  Investment Advisory Fee...................................           174,479
Accrued Expenses............................................           315,161
Trustees' Deferred Compensation and Retirement Plans........           117,714
                                                              ----------------
    Total Liabilities.......................................         8,091,939
                                                              ----------------
NET ASSETS..................................................  $    233,138,502
                                                              ================
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $  1,751,037,238
Net Unrealized Appreciation.................................        33,510,816
Accumulated Net Investment Loss.............................          (105,685)
Accumulated Net Realized Loss...............................    (1,551,303,867)
                                                              ----------------
NET ASSETS..................................................  $    233,138,502
                                                              ================
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $98,002,560 and 20,395,159 shares of
    beneficial interest issued and outstanding).............  $           4.81
    Maximum sales charge (5.75%* of offering price).........               .29
                                                              ----------------
    Maximum offering price to public........................  $           5.10
                                                              ================
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $111,158,854 and 24,451,966 shares of
    beneficial interest issued and outstanding).............  $           4.55
                                                              ================
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,977,088 and 5,273,828 shares of
    beneficial interest issued and outstanding).............  $           4.55
                                                              ================

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $13,141).....  $  1,222,076
Interest....................................................        45,955
                                                              ------------
    Total Income............................................     1,268,031
                                                              ------------
EXPENSES:
Shareholder Services........................................     2,500,319
Investment Advisory Fee.....................................     2,439,614
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $275,225, $1,324,577 and $288,172,
  respectively).............................................     1,887,974
Legal.......................................................        49,034
Custody.....................................................        46,273
Trustees' Fees and Related Expenses.........................        32,044
Other.......................................................       410,806
                                                              ------------
    Total Expenses..........................................     7,366,064
    Less Credits Earned on Cash Balances....................         8,427
                                                              ------------
    Net Expenses............................................     7,357,637
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (6,089,606)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 24,035,473
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    55,412,586
  End of the Period.........................................    33,510,816
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,901,770)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  2,133,703
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (3,955,903)
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            AUGUST 31, 2006   AUGUST 31, 2005
                                                            ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................   $ (6,089,606)     $ (6,536,596)
Net Realized Gain.........................................     24,035,473        44,721,331
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (21,901,770)       29,009,451
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     (3,955,903)       67,194,186
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     24,438,947        23,480,547
Cost of Shares Repurchased................................    (77,038,236)      (91,076,789)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (52,599,289)      (67,596,242)
                                                             ------------      ------------
TOTAL DECREASE IN NET ASSETS..............................    (56,555,192)         (402,056)
NET ASSETS:
Beginning of the Period...................................    289,693,694       290,095,750
                                                             ------------      ------------
End of the Period (Including accumulated net investment
  loss of $105,685 and $82,913, respectively).............   $233,138,502      $289,693,694
                                                             ============      ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS A SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003     2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.89    $ 3.88    $ 3.93    $ 2.90   $  5.49
                                             ------    ------    ------    ------   -------
  Net Investment Loss (a)..................    (.09)     (.08)     (.09)     (.08)     (.11)
  Net Realized and Unrealized Gain/Loss....     .01      1.09       .04      1.11     (2.48)
                                             ------    ------    ------    ------   -------
Total from Investment Operations...........    (.08)     1.01      (.05)     1.03     (2.59)
                                             ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 4.81    $ 4.89    $ 3.88    $ 3.93   $  2.90
                                             ======    ======    ======    ======   =======

Total Return (b)...........................  -1.64%    26.03%    -1.27%    35.52%   -47.18%
Net Assets at End of the Period
  (In millions)............................  $ 98.0    $113.1    $108.7    $125.3   $ 103.5
Ratio of Expenses to Average
  Net Assets...............................   2.26%     2.42%     2.34%     2.88%     2.39%
Ratio of Net Investment Loss to Average Net
  Assets...................................  (1.79%)   (1.72%)   (2.13%)   (2.73%)   (2.31%)
Portfolio Turnover.........................     88%       93%      180%      152%      142%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS B SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003     2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.66    $ 3.73    $ 3.81    $ 2.83   $  5.41
                                             ------    ------    ------    ------   -------
  Net Investment Loss (a)..................    (.12)     (.11)     (.12)     (.10)     (.14)
  Net Realized and Unrealized Gain/Loss....     .01      1.04       .04      1.08     (2.44)
                                             ------    ------    ------    ------   -------
Total from Investment Operations...........    (.11)      .93      (.08)      .98     (2.58)
                                             ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 4.55    $ 4.66    $ 3.73    $ 3.81   $  2.83
                                             ======    ======    ======    ======   =======

Total Return (b)...........................  -2.36%    24.93%    -2.10%    34.63%   -47.69%
Net Assets at End of the Period
  (In millions)............................  $111.2    $144.8    $146.7    $172.7   $ 133.8
Ratio of Expenses to Average
  Net Assets...............................   3.03%     3.19%     3.11%     3.65%     3.16%
Ratio of Net Investment Loss to Average Net
  Assets...................................  (2.56%)   (2.49%)   (2.91%)   (3.50%)   (3.08%)
Portfolio Turnover.........................     88%       93%      180%      152%      142%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS C SHARES                               ----------------------------------------------
                                              2006      2005      2004      2003     2002
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 4.66    $ 3.73    $ 3.81    $ 2.83   $  5.41
                                             ------    ------    ------    ------   -------
  Net Investment Loss (a)..................    (.12)     (.11)     (.12)     (.10)     (.14)
  Net Realized and Unrealized Gain/Loss....     .01      1.04       .04      1.08     (2.44)
                                             ------    ------    ------    ------   -------
Total from Investment Operations...........    (.11)      .93      (.08)      .98     (2.58)
                                             ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 4.55    $ 4.66    $ 3.73    $ 3.81   $  2.83
                                             ======    ======    ======    ======   =======

Total Return (b)...........................  -2.36%    24.93%    -2.10%    34.63%   -47.69%
Net Assets at End of the Period
  (In millions)............................  $ 24.0    $ 31.8    $ 34.7    $ 43.4   $  34.7
Ratio of Expenses to Average
  Net Assets...............................   3.03%     3.19%     3.11%     3.66%     3.16%
Ratio of Net Investment Loss to Average Net
  Assets...................................  (2.56%)   (2.49%)   (2.91%)   (3.51%)   (3.08%)
Portfolio Turnover.........................     88%       93%      180%      152%      142%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of August 31, 2006, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $23,356,931. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $1,548,304,017, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$  120,177,164..............................................  August 31, 2009
 1,245,430,493..............................................  August 31, 2010
   182,696,360..............................................  August 31, 2011

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $203,370,086
                                                              ============
Gross tax unrealized appreciation...........................  $ 37,686,595
Gross tax unrealized depreciation...........................    (7,175,631)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 30,510,964
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no taxable distributions paid during the years ended August 31, 2006 and 2005.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to a net operating loss totaling $6,069,727 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $2,893 was reclassified from accumulated net investment loss to accumulated net realized loss.

    As of August 31, 2006, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2006, the Fund's custody fee was reduced by $8,427 as a result of credits earned on cash balances.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    For the year ended August 31, 2006, the Fund recognized expenses of approximately $7,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $69,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $2,200,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $59,022 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $93,362.

    For the year ended August 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $59,500 and

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

contingent deferred sales charge (CDSC) on redeemed shares of approximately $156,000. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2006 and 2005, transactions were as follows:

                                              FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          AUGUST 31, 2006                AUGUST 31, 2005
                                    ---------------------------    ---------------------------
                                      SHARES          VALUE          SHARES          VALUE
Sales:
  Class A.........................    3,324,841    $ 16,835,782      3,114,080    $ 13,893,091
  Class B.........................    1,297,719       6,241,526      1,905,158       8,110,653
  Class C.........................      282,088       1,361,639        348,186       1,476,803
                                    -----------    ------------    -----------    ------------
Total Sales.......................    4,904,648    $ 24,438,947      5,367,424    $ 23,480,547
                                    ===========    ============    ===========    ============
Repurchases:
  Class A.........................   (6,080,559)   $(30,518,899)    (7,975,539)   $(35,579,787)
  Class B.........................   (7,938,518)    (37,822,805)   (10,177,343)    (43,436,122)
  Class C.........................   (1,829,337)     (8,696,532)    (2,824,822)    (12,060,880)
                                    -----------    ------------    -----------    ------------
Total Repurchases.................  (15,848,414)   $(77,038,236)   (20,977,704)   $(91,076,789)
                                    ===========    ============    ===========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended August 31, 2006, the Fund received redemption fees of approximately $6,200, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $237,347,605 and $297,595,781, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $27,043,900 and $221,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN TECHNOLOGY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Technology Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Technology Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Technology Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)                      Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                                         since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                                 Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                              health care products
                                                                 manufacturer. Director of
                                                                 the Heartland Alliance, a
                                                                 nonprofit organization
                                                                 serving human needs based
                                                                 in Chicago. Director of
                                                                 St. Vincent de Paul
                                                                 Center, a Chicago based
                                                                 day care facility serving
                                                                 the children of low
                                                                 income families. Board
                                                                 member of the Illinois
                                                                 Manufacturers'
                                                                 Association.

Jerry D. Choate (68)                    Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                                     since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                        Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                             Allstate Corporation                    Director of Amgen Inc., a
                                                                 ("Allstate") and Allstate               biotechnological company,
                                                                 Insurance Company. Prior                and Director of Valero
                                                                 to January 1995,                        Energy Corporation, an
                                                                 President and Chief                     independent refining
                                                                 Executive Officer of                    company.
                                                                 Allstate. Prior to August
                                                                 1994, various management
                                                                 positions at Allstate.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)                       Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                          since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                       offering capital                        in the Fund Complex.
Suite 980                                                        investment and management               Director of Quidel
San Diego, CA 92122-6223                                         advisory services. Prior                Corporation, Stericycle,
                                                                 to February 2001, Vice                  Inc., Ventana Medical
                                                                 Chairman and Director of                Systems, Inc., and GATX
                                                                 Anixter International,                  Corporation, and Trustee
                                                                 Inc., a global                          of The Scripps Research
                                                                 distributor of wire,                    Institute. Prior to
                                                                 cable and communications                January 2005, Trustee of
                                                                 connectivity products.                  the University of Chicago
                                                                 Prior to July 2000,                     Hospitals and Health
                                                                 Managing Partner of                     Systems. Prior to April
                                                                 Equity Group Corporate                  2004, Director of
                                                                 Investment (EGI), a                     TheraSense, Inc. Prior to
                                                                 company that makes                      January 2004, Director of
                                                                 private investments in                  TeleTech Holdings Inc.
                                                                 other companies.                        and Arris Group, Inc.
                                                                                                         Prior to May 2002,
                                                                                                         Director of Peregrine
                                                                                                         Systems Inc. Prior to
                                                                                                         February 2001, Director
                                                                                                         of IMC Global Inc. Prior
                                                                                                         to July 2000, Director of
                                                                                                         Allied Riser
                                                                                                         Communications Corp.,
                                                                                                         Matria Healthcare Inc.,
                                                                                                         Transmedia Networks,
                                                                                                         Inc., CNA Surety, Corp.
                                                                                                         and Grupo Azcarero Mexico
                                                                                                         (GAM).


VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)                 Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                                 since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                           executive search firm.                  in the Fund Complex.
Suite 7000                                                       Trustee on the University
Chicago, IL 60606                                                of Chicago Hospitals
                                                                 Board, Vice Chair of the
                                                                 Board of the YMCA of
                                                                 Metropolitan Chicago and
                                                                 a member of the Women's
                                                                 Board of the University
                                                                 of Chicago. Prior to
                                                                 1997, Partner of Ray &
                                                                 Berndtson, Inc., an
                                                                 executive recruiting
                                                                 firm. Prior to 1996,
                                                                 Trustee of The
                                                                 International House
                                                                 Board, a fellowship and
                                                                 housing organization for
                                                                 international graduate
                                                                 students. Prior to 1995,
                                                                 Executive Vice President
                                                                 of ABN AMRO, N.A., a bank
                                                                 holding company. Prior to
                                                                 1990, Executive Vice
                                                                 President of The Exchange
                                                                 National Bank.

R. Craig Kennedy (54)                   Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                                    since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                             of the United States, an                in the Fund Complex.
                                                                 independent U.S.
                                                                 foundation created to
                                                                 deepen understanding,
                                                                 promote collaboration and
                                                                 stimulate exchanges of
                                                                 practical experience
                                                                 between Americans and
                                                                 Europeans. Formerly,
                                                                 advisor to the Dennis
                                                                 Trading Group Inc., a
                                                                 managed futures and
                                                                 option company that
                                                                 invests money for
                                                                 individuals and
                                                                 institutions. Prior to
                                                                 1992, President and Chief
                                                                 Executive Officer,
                                                                 Director and member of
                                                                 the Investment Committee
                                                                 of the Joyce Foundation,
                                                                 a private foundation.

Howard J Kerr (70)                      Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                                       since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                                 Officer of Pocklington                  in the Fund Complex.
                                                                 Corporation, Inc., an                   Director of the Lake
                                                                 investment holding                      Forest Bank & Trust.
                                                                 company. Director of the
                                                                 Marrow Foundation.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)                     Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                               since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                            Services, Inc., a                       in the Fund Complex.
                                                                 financial planning
                                                                 company and registered
                                                                 investment adviser in the
                                                                 State of Florida.
                                                                 President of Nelson Ivest
                                                                 Brokerage Services Inc.,
                                                                 a member of the NASD,
                                                                 Securities Investors
                                                                 Protection Corp. and the
                                                                 Municipal Securities
                                                                 Rulemaking Board.
                                                                 President of Nelson Sales
                                                                 and Services Corporation,
                                                                 a marketing and services
                                                                 company to support
                                                                 affiliated companies.

Hugo F. Sonnenschein (65)               Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                                  since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                                University of Chicago and               in the Fund Complex.
                                                                 the Adam Smith                          Director of Winston
                                                                 Distinguished Service                   Laboratories, Inc.
                                                                 Professor in the
                                                                 Department of Economics
                                                                 at the University of
                                                                 Chicago. Prior to July
                                                                 2000, President of the
                                                                 University of Chicago.
                                                                 Trustee of the University
                                                                 of Rochester and a member
                                                                 of its investment
                                                                 committee. Member of the
                                                                 National Academy of
                                                                 Sciences, the American
                                                                 Philosophical Society and
                                                                 a fellow of the American
                                                                 Academy of Arts and
                                                                 Sciences.

Suzanne H. Woolsey, Ph.D. (64)          Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
815 Cumberstone Road                                 since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                                Academy of                              in the Fund Complex.
                                                                 Sciences/National                       Director of Fluor Corp.,
                                                                 Research Council, an                    an engineering,
                                                                 independent, federally                  procurement and
                                                                 chartered policy                        construction
                                                                 institution, from 2001 to               organization, since
                                                                 November 2003 and Chief                 January 2004 and Director
                                                                 Operating Officer from                  of Neurogen Corporation,
                                                                 1993 to 2001. Director of               a pharmaceutical company,
                                                                 the Institute for Defense               since January 1998.
                                                                 Analyses, a federally
                                                                 funded research and
                                                                 development center,
                                                                 Director of the German
                                                                 Marshall Fund of the
                                                                 United States, Director
                                                                 of the Rocky Mountain
                                                                 Institute and Trustee of
                                                                 Colorado College. Prior
                                                                 to 1993, Executive
                                                                 Director of the
                                                                 Commission on Behavioral
                                                                 and Social Sciences and
                                                                 Education at the National
                                                                 Academy of
                                                                 Sciences/National
                                                                 Research Council. From
                                                                 1980 through 1989,
                                                                 Partner of Coopers &
                                                                 Lybrand.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*
                                                                                                                    NUMBER OF
                                                                                                                    FUNDS IN
                                            TERM OF                                                                   FUND
                                           OFFICE AND                                                                COMPLEX
                              POSITION(S)  LENGTH OF                                                                OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                         BY
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                                           TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate, Meagher &      71
333 West Wacker Drive                      since 1999  Flom LLP, legal counsel to funds in the Fund Complex.
Chicago, IL 60606

INTERESTED TRUSTEE:*

NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee/Director/
333 West Wacker Drive         Managing General
Chicago, IL 60606             Partner of funds in
                              the Fund Complex.
                              Director of the
                              Abraham Lincoln
                              Presidential Library
                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than November 29, 2006, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  77, 177, 277
                                                                TECH ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02889P-Y08/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the MSCI All Country World Free Index ex-USA from 9/30/01 (the first month-end after inception) through 8/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                  VAN KAMPEN INTERNATIONAL
                                                                       ADVANTAGE FUND            MSCI AC WORLD FREE INDEX EX-USA
                                                                  ------------------------       -------------------------------
9/01                                                                        9428                              10000
                                                                            9659                              10280
                                                                           10065                              10750
                                                                           10137                              10887
                                                                            9690                              10420
                                                                            9785                              10494
                                                                           10308                              11059
                                                                           10346                              11124
                                                                           10480                              11237
                                                                           10089                              10747
                                                                            9033                               9698
8/02                                                                        8985                               9696
                                                                            8024                               8666
                                                                            8500                               9131
                                                                            8890                               9569
                                                                            8538                               9259
                                                                            8081                               8933
                                                                            7867                               8750
                                                                            7756                               8574
                                                                            8589                               9392
                                                                            9138                               9982
                                                                            9392                              10252
                                                                            9677                              10524
8/03                                                                        9992                              10835
                                                                           10093                              11137
                                                                           10673                              11858
                                                                           10835                              12114
                                                                           11547                              13038
                                                                           11801                              13245
                                                                           11994                              13579
                                                                           11964                              13656
                                                                           11547                              13222
                                                                           11557                              13252
                                                                           11679                              13534
                                                                           11130                              13136
8/04                                                                       11039                              13239
                                                                           11252                              13663
                                                                           11710                              14137
                                                                           12462                              15114
                                                                           12927                              15760
                                                                           12725                              15486
                                                                           13258                              16247
                                                                           12853                              15800
                                                                           12544                              15395
                                                                           12490                              15477
                                                                           12576                              15762
                                                                           13077                              16340
8/05                                                                       13397                              16754
                                                                           13823                              17615
                                                                           13610                              16972
                                                                           13877                              17539
                                                                           14513                              18380
                                                                           15394                              19660
                                                                           15394                              19599
                                                                           15883                              20159
                                                                           16623                              21185
                                                                           15503                              20188
                                                                           15285                              20159
                                                                           15307                              20361
8/06                                                                       15796                              20931

                                                                                         I SHARES
                              A SHARES             B SHARES             C SHARES           SINCE
                           since 9/26/01        since 9/26/01        since 9/26/01        8/12/05
--------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     5.75%                5.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES     W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE     CHARGES

Since Inception           11.53%     10.20%    10.74%     10.54%    10.96%     10.96%     15.46%

1-year                    17.91      11.10     17.05      12.05     17.05      16.05      18.27
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free Index ex-USA is representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

MARKET CONDITIONS

Although virtually all markets were hit hard by a global market correction that occurred in May and June 2006, the international equity markets produced a robust gain for the 12-month period ended August 31, 2006. As the U.S. housing market began to cool in early 2006, the Federal Open Market Committee's (the "Fed's") ongoing interest rate increases fuelled fears about the potential for recession. Moreover, investors anticipated rising rates in Europe and Japan as well, particularly as stronger economic conditions and high commodity prices contributed to global inflationary pressures. The growing negative sentiment culminated in a worldwide stock market correction in May, following the Fed's comment that future rate increases might be necessary. By August, however, conditions stabilized as the consensus believed the U.S. monetary tightening cycle was nearing an end and, in fact, the Fed did leave the federal funds target rate unchanged at its policy meeting during the month.

Despite the rising anxiety about the effects of a U.S. economic slowdown and globally rising interest rates and inflation, international markets handily beat the U.S. market. Japan, Europe and the emerging markets each registered double-digit returns for the 12 months as a whole. In Japan, evidence of an improving economic scenario, further reforms by reelected Prime Minister Koizumi and the end of its ultra loose monetary policy drew renewed attention from investors, particularly foreign investors. European economies also continued to gain momentum, supported by robust global merger and acquisition activity, improved business confidence (especially in Germany), declining unemployment and increased industrial output. As was the trend for the past several years, the emerging markets continued to outperform developed markets. But, with their greater dependence on U.S. economic cycles, emerging market equities suffered the largest declines of any region during the global correction.

PERFORMANCE ANALYSIS

The fund returned 17.91 percent for the 12 months ended August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI All Country (AC) World Free Index ex-USA, returned 24.94 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

----------------------------------------------------------------
                                                MSCI AC
                                               WORLD FREE
      CLASS A   CLASS B   CLASS C   CLASS I   INDEX EX-USA

      17.91%    17.05%    17.05%    18.27%       24.94%
----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's underperformance relative to the benchmark for the 12-month period represented a transition period in the portfolio's positioning. In December 2005, a new management team took the fund's helm. As outlined in the prospectus, our team uses a bottom-up investment approach that emphasizes security selection and disposition on an individual company basis. We seek growth companies, focusing on securities believed to offer strong business fundamentals at an attractive valuation. In addition, the fund may invest in companies of any size.

In pursuing this investment strategy, we increased the fund's exposure to micro-, small- and mid-capitalization stocks, while reducing some of its large-cap exposure. However, during the period under review and particularly in 2006, large-cap stocks outperformed their smaller counterparts, dampening the fund's relative return. Additionally, the fund's shift toward a growth orientation resulted in industry positioning that often contrasted with the market's favored areas during the period. Relative underweights in strong performing sectors such as materials, utilities and energy and overweights in sectors such as technology, which lagged, slowed the fund's advance. Nonetheless, we remained focused on seeking long-term growth potential in individual companies, and continued to pursue the fund's investment strategy regardless of the market's short-term appetites.

While these positions hampered performance in the short term, the fund did well in other areas. Exposure to the emerging markets, especially Mexico and South Korea, combined with strong stock selection in the region proved advantageous. An underweight relative to the benchmark in Japan and an overweight in Germany were also a boon to performance. Gains were further driven by individual stock selection across a number of areas, including materials, utilities and within the small-cap segment, despite the negative impact of the overweights in these groups.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 8/31/06
UniCredito Italiano S.p.A.                                        3.3%
Standard Chartered Plc                                            3.2
Esprit Holdings, Ltd.                                             3.0
Li & Fung, Ltd.                                                   2.9
SABMiller Plc                                                     2.6
UBS, AG                                                           2.5
Cosco Corp., Ltd.                                                 2.5
Man Group Plc                                                     2.5
Industria de Diseno Textil, SA                                    2.5
Computershare, Ltd.                                               2.4

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/06
United Kingdom                                                   13.7%
Spain                                                            12.2
Bermuda                                                           9.7
Germany                                                           9.2
Singapore                                                         6.6
Greece                                                            5.4
Australia                                                         5.4
Switzerland                                                       4.0
Japan                                                             4.0
Canada                                                            4.0
Mexico                                                            3.7
Italy                                                             3.3
South Africa                                                      2.4
Denmark                                                           2.1
Israel                                                            1.8
Taiwan-Republic of China                                          1.8
China                                                             1.6
Ireland                                                           1.5
Netherland                                                        1.4
India                                                             1.2
British Virgin Islands                                            1.2
Cayman Islands                                                    1.1
                                                                -----
Total Long-Term Investments                                      97.3%
Short-Term Investments                                            2.7
Foreign Currency                                                  0.1
Liabilities in Excess of Other Assets                            (0.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual......................................    $1,000.00        $1,026.15          $ 8.43
  Hypothetical................................     1,000.00         1,016.91            8.39
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,022.29           12.18
  Hypothetical................................     1,000.00         1,013.11           12.13
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,022.06           12.18
  Hypothetical................................     1,000.00         1,013.11           12.13
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,027.56            7.10
  Hypothetical................................     1,000.00         1,018.21            7.07
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, 2.40%, 2.40%, and 1.40%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  97.3%
AUSTRALIA  5.4%
A.B.C. Learning Centres, Ltd. ..............................    524,123    $  2,597,089
Computershare, Ltd. ........................................    571,800       3,405,240
DCA Group, Ltd. ............................................    809,800       1,564,254
                                                                           ------------
                                                                              7,566,583
                                                                           ------------
BERMUDA  9.7%
Axis Capital Holdings, Ltd. ................................     77,144       2,501,780
Esprit Holdings, Ltd. ......................................    496,000       4,126,291
Li & Fung, Ltd. ............................................  1,694,000       4,038,286
Willis Group Holdings, Ltd. ................................     80,700       2,922,954
                                                                           ------------
                                                                             13,589,311
                                                                           ------------
BRITISH VIRGIN ISLANDS  1.2%
Nam Tai Electronics, Inc. ..................................    109,000       1,633,910
                                                                           ------------

CANADA  4.0%
Angiotech Pharmaceuticals, Inc. (a).........................    208,100       2,488,876
SunOpta, Inc. (a)...........................................    365,400       3,062,052
                                                                           ------------
                                                                              5,550,928
                                                                           ------------
CAYMAN ISLANDS  1.1%
Global Bio-chem Technology Group Co., Ltd. .................  4,454,000       1,483,283
                                                                           ------------

CHINA  1.6%
China Shenhua Energy Co. ...................................  1,261,500       2,231,925
                                                                           ------------

DENMARK  2.1%
Danske Bank A/S.............................................     76,600       2,946,963
                                                                           ------------

GERMANY  9.2%
adidas-Salomon, AG..........................................     64,864       3,091,338
Fresenius, AG...............................................     18,100       3,083,879
Grenkeleasing, AG...........................................     34,139       2,056,084
Hypo Real Estate Holding, AG................................     47,869       2,968,244
United Internet, AG.........................................    118,200       1,590,035
                                                                           ------------
                                                                             12,789,580
                                                                           ------------
GREECE  5.4%
Cosmote Mobile Telecommunications, SA.......................     92,810       2,161,665
EFG Eurobank Ergasias.......................................     89,220       2,697,578
Germanos, SA................................................    112,890       2,707,454
                                                                           ------------
                                                                              7,566,697
                                                                           ------------
INDIA  1.2%
Associated Cement Cos., Ltd.--GDR...........................     83,700       1,636,318
                                                                           ------------

IRELAND  1.5%
ICON Plc--ADR (a)...........................................     29,800       2,051,581
                                                                           ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
ISRAEL  1.8%
Teva Pharmaceutical Industries, Ltd.--ADR...................     72,968    $  2,536,368
                                                                           ------------

ITALY  3.3%
UniCredito Italiano S.p.A. .................................    576,039       4,590,311
                                                                           ------------

JAPAN  4.0%
DAITO Trust Construction Co., Ltd. .........................     60,100       3,122,876
OSG Corp. ..................................................    151,000       2,431,024
                                                                           ------------
                                                                              5,553,900
                                                                           ------------
MEXICO  3.7%
Fomento Economico Mexicano SA de CV, Class B--ADR...........     25,400       2,385,568
Grupo Aeroportuario del Sureste SA de CV, Class B--ADR......     80,600       2,847,598
                                                                           ------------
                                                                              5,233,166
                                                                           ------------
NETHERLANDS  1.4%
QIAQEN N.V. (a).............................................    139,800       2,021,508
                                                                           ------------

SINGAPORE  6.6%
Cosco Corp., Ltd. ..........................................  3,560,000       3,461,033
Flextronics International, Ltd. (a).........................    230,083       2,714,979
Singapore Airlines, Ltd. ...................................    363,000       3,044,702
                                                                           ------------
                                                                              9,220,714
                                                                           ------------
SOUTH AFRICA  2.4%
Aspen Pharmacare Holdings, Ltd. (a).........................    414,500       1,914,800
Pretoria Portland Cement Co., Ltd. .........................     26,300       1,417,976
                                                                           ------------
                                                                              3,332,776
                                                                           ------------
SPAIN  12.2%
Antena 3 de Television, SA..................................    110,300       2,537,942
Banco Bilbao Vizcaya Argentaria, SA.........................     98,502       2,251,333
Banco Santander Central Hispano, SA.........................    142,300       2,207,745
Gestevision Telecinco, SA...................................    123,941       3,191,618
Industria de Diseno Textil, SA..............................     76,259       3,439,988
Telefonica, SA..............................................    196,464       3,372,777
                                                                           ------------
                                                                             17,001,403
                                                                           ------------
SWITZERLAND  4.0%
Kudelski, SA................................................     71,500       2,094,142
UBS, AG.....................................................     62,046       3,510,992
                                                                           ------------
                                                                              5,605,134
                                                                           ------------
TAIWAN-REPUBLIC OF CHINA  1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR...........    270,063       2,514,287
                                                                           ------------

UNITED KINGDOM  13.7%
KKR Private Equity Investors LP (a).........................     60,200       1,359,918
Man Group Plc...............................................    430,002       3,457,154
RAB Capital Plc.............................................    887,800       1,648,156
Regus Group Plc (a).........................................    668,000       1,252,828
SABMiller Plc...............................................    184,000       3,624,323

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Shire Plc...................................................    197,428    $  3,353,144
Standard Chartered Plc......................................    179,408       4,492,066
                                                                           ------------
                                                                             19,187,589
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  97.3%
  (Cost $129,216,399)...................................................    135,844,235

REPURCHASE AGREEMENT  2.7%
State Street Bank & Trust Co. ($3,830,000 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 5.10%, dated 08/31/06, to be sold on
  09/01/06 at $3,830,543) (Cost $3,830,000).................                  3,830,000
                                                                           ------------

TOTAL INVESTMENTS 100.0%
  (Cost $133,046,399)...................................................    139,674,235
FOREIGN CURRENCY  0.1%
  (Cost $162,046).......................................................        161,686
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)...........................       (158,418)
                                                                           ------------

NET ASSETS  100.0%......................................................   $139,677,503
                                                                           ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

          SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks                                             $ 19,185,997       13.7%
Pharmaceuticals                                                  7,804,312        5.6
Apparel Retail                                                   7,566,280        5.4
Broadcasting & Cable TV                                          5,729,560        4.1
Asset Management & Custody Banks                                 5,105,310        3.7
Biotechnology                                                    4,510,384        3.2
Electronic Manufacturing Services                                4,348,889        3.1
Distributors                                                     4,038,286        2.9
Brewers                                                          3,624,323        2.7
Diversified Capital Markets                                      3,510,991        2.5
Marine                                                           3,461,033        2.5
Data Processing & Outsourced Services                            3,405,240        2.4
Integrated Telecommunication Services                            3,372,777        2.4
Homebuilding                                                     3,122,876        2.2
Apparel, Accessories & Luxury Goods                              3,091,338        2.2
Health Care Equipment                                            3,083,879        2.2
Packaged Foods & Meats                                           3,062,052        2.2
Construction Materials                                           3,054,295        2.2
Airlines                                                         3,044,702        2.2
Thrifts & Mortgage Finance                                       2,968,244        2.1
Insurance Brokers                                                2,922,954        2.1
Airport Services                                                 2,847,598        2.0
Computer & Electronics Retail                                    2,707,454        1.9
Education Services                                               2,597,089        1.9
Semiconductors                                                   2,514,287        1.8
Property & Casualty Insurance                                    2,501,780        1.8
Industrial Machinery                                             2,431,023        1.7
Soft Drinks                                                      2,385,568        1.7
Coal & Consumable Fuels                                          2,231,925        1.6
Wireless Telecommunication Services                              2,161,665        1.6
Electronic Equipment Manufacturers                               2,094,142        1.5
Specialized Finance                                              2,056,084        1.5
Health Care Services                                             2,051,581        1.5
Internet Software & Services                                     1,590,035        1.1
Health Care Facilities                                           1,564,254        1.1
Agricultural Products                                            1,483,283        1.1
Other Diversified Financial Services                             1,359,918        1.0
Office Services & Supplies                                       1,252,827        0.9
                                                              ------------    ----------
                                                              $135,844,235       97.3%
                                                              ============    ==========

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $133,046,399).......................  $139,674,235
Foreign Currency (Cost $162,046)............................       161,686
Cash........................................................           110
Receivables:
  Fund Shares Sold..........................................       317,684
  Dividends.................................................        78,297
  Interest..................................................           543
Other.......................................................        77,867
                                                              ------------
    Total Assets............................................   140,310,422
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       212,105
  Investment Advisory Fee...................................        81,528
  Distributor and Affiliates................................        79,284
Accrued Expenses............................................       138,540
Trustees' Deferred Compensation and Retirement Plans........       121,462
                                                              ------------
    Total Liabilities.......................................       632,919
                                                              ------------
NET ASSETS..................................................  $139,677,503
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $114,978,754
Accumulated Net Realized Gain...............................    17,691,711
Net Unrealized Appreciation.................................     6,606,263
Accumulated Undistributed Net Investment Income.............       400,775
                                                              ------------
NET ASSETS..................................................  $139,677,503
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $97,662,509 and 6,726,584 shares of
    beneficial interest issued and outstanding).............  $      14.52
    Maximum sales charge (5.75%* of offering price).........           .89
                                                              ------------
    Maximum offering price to public........................  $      15.41
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $22,824,780 and 1,605,190 shares of
    beneficial interest issued and outstanding).............  $      14.22
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,884,435 and 618,694 shares of
    beneficial interest issued and outstanding).............  $      14.36
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,305,779 and 708,976 shares of
    beneficial interest issued and outstanding).............  $      14.54
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $232,313)....  $ 2,524,470
Interest....................................................      168,391
                                                              -----------
    Total Income............................................    2,692,861
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,172,705
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $218,315, $249,231 and $85,418,
  respectively).............................................      552,964
Shareholder Services........................................      271,679
Custody.....................................................       86,956
Legal.......................................................       53,879
Trustees' Fees and Related Expenses.........................       34,500
Other.......................................................      250,642
                                                              -----------
    Total Expenses..........................................    2,423,325
    Investment Advisory Fee Reduction.......................       39,415
    Less Credits Earned on Cash Balances....................        6,749
                                                              -----------
    Net Expenses............................................    2,377,161
                                                              -----------
NET INVESTMENT INCOME.......................................  $   315,700
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $25,508,750
  Foreign Currency Transactions.............................      176,436
                                                              -----------
Net Realized Gain...........................................   25,685,186
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,513,302
                                                              -----------
  End of the Period:
    Investments.............................................    6,627,836
    Foreign Currency Translation............................      (21,573)
                                                              -----------
                                                                6,606,263
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,907,039)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $19,778,147
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $20,093,847
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                             AUGUST 31, 2006   AUGUST 31, 2005
                                                             ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................................   $    315,700      $    692,763
Net Realized Gain..........................................     25,685,186         5,454,017
Net Unrealized Appreciation/Depreciation During the
  Period...................................................     (5,907,039)        3,694,959
                                                              ------------      ------------
Change in Net Assets from Operations.......................     20,093,847         9,841,739
                                                              ------------      ------------

Distributions from Net Investment Income:
  Class A Shares...........................................        603,288               -0-
  Class B Shares...........................................         41,518               -0-
  Class C Shares...........................................         19,712               -0-
  Class I Shares...........................................         86,942               -0-
                                                              ------------      ------------
                                                                   751,460               -0-
                                                              ------------      ------------
Distributions from Net Realized Gain:
  Class A Shares...........................................        961,822          (827,264)
  Class B Shares...........................................        308,122          (177,352)
  Class C Shares...........................................         97,835          (100,428)
  Class I Shares...........................................        113,443               -0-
                                                              ------------      ------------
                                                                 1,481,222        (1,105,044)
                                                              ------------      ------------
Total Distributions........................................     (2,232,682)       (1,105,044)
                                                              ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........     17,861,165         8,736,695
                                                              ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..................................     61,492,469       125,154,430
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.............................................      2,148,504         1,086,482
Cost of Shares Repurchased.................................    (54,521,153)      (40,471,985)
                                                              ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........      9,119,820        85,768,927
                                                              ------------      ------------
TOTAL INCREASE IN NET ASSETS...............................     26,980,985        94,505,622
NET ASSETS:
Beginning of the Period....................................    112,696,518        18,190,896
                                                              ------------      ------------
End of the Period (Including accumulated undistributed net
  investment income of $400,775 and $663,738,
  respectively)............................................   $139,677,503      $112,696,518
                                                              ============      ============

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                          YEAR ENDED AUGUST 31,              (COMMENCEMENT
CLASS A SHARES                     ------------------------------------    OF OPERATIONS) TO
                                    2006      2005      2004      2003      AUGUST 31, 2002
                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $12.56    $10.86    $ 9.83    $ 9.43         $ 10.00
                                   ------    ------    ------    ------         -------
  Net Investment Income (a)......     .06       .13       .04       .09             .03
  Net Realized and Unrealized
    Gain/Loss....................    2.16      2.14       .99       .88            (.28)
                                   ------    ------    ------    ------         -------
Total from Investment
  Operations.....................    2.22      2.27      1.03       .97            (.25)
                                   ------    ------    ------    ------         -------
Less:
  Distributions from Net
    Investment Income............     .10       -0-       -0-       .57             .31
  Distributions from Net Realized
    Gain.........................     .16       .57       -0-       -0-             .01
                                   ------    ------    ------    ------         -------
Total Distributions..............     .26       .57       -0-       .57             .32
                                   ------    ------    ------    ------         -------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $14.52    $12.56    $10.86    $ 9.83         $  9.43
                                   ======    ======    ======    ======         =======

Total Return* (b)................  17.91%    21.36%    10.48%    11.20%          -2.60%**
Net Assets at End of the Period
  (In millions)..................  $ 97.7    $ 70.3    $ 13.9    $  5.6         $   1.6
Ratio of Expenses to Average Net
  Assets* (c)....................   1.65%     1.70%     1.72%     1.75%           1.78%
Ratio of Net Investment Income to
  Average Net Assets*............    .44%     1.08%      .38%      .98%            .33%
Portfolio Turnover...............    124%       69%       68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)..............   1.68%     1.97%     2.86%     4.85%          15.81%
   Ratio of Net Investment
     Income/ Loss to Average Net
     Assets......................    .41%      .81%     (.76%)   (2.11%)        (13.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. If sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                          YEAR ENDED AUGUST 31,              (COMMENCEMENT
CLASS B SHARES                     ------------------------------------    OF OPERATIONS) TO
                                    2006      2005      2004      2003      AUGUST 31, 2002
                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $12.32    $10.73    $ 9.77    $ 9.38          $10.00
                                   ------    ------    ------    ------          ------
  Net Investment Income/Loss
    (a)..........................    (.05)      .05      (.03)      -0-(d)         (.04)
  Net Realized and Unrealized
    Gain/Loss....................    2.13      2.11       .99       .89            (.27)
                                   ------    ------    ------    ------          ------
Total from Investment
  Operations.....................    2.08      2.16       .96       .89            (.31)
                                   ------    ------    ------    ------          ------
Less:
  Distributions from Net
    Investment Income............     .02       -0-       -0-       .50             .30
  Distributions from Net Realized
    Gain.........................     .16       .57       -0-       -0-             .01
                                   ------    ------    ------    ------          ------
Total Distributions..............     .18       .57       -0-       .50             .31
                                   ------    ------    ------    ------          ------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $14.22    $12.32    $10.73    $ 9.77          $ 9.38
                                   ======    ======    ======    ======          ======

Total Return* (b)................  17.05%    20.57%     9.83%    10.40%          -3.37%**
Net Assets at End of the Period
  (In millions)..................  $ 22.8    $ 25.3    $  2.6    $  1.2          $   .9
Ratio of Expenses to Average Net
  Assets* (c)....................   2.40%     2.41%     2.35%     2.50%           2.53%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*........................   (.37%)     .42%     (.28%)    (.02%)          (.45%)
Portfolio Turnover...............    124%       69%       68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)..............   2.43%     2.66%     3.30%     5.60%          16.56%
   Ratio of Net Investment
     Income/ Loss to Average Net
     Assets......................   (.40%)     .17%    (1.23%)   (3.12%)        (14.48%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     SEPTEMBER 26, 2001
                                               YEAR ENDED AUGUST 31,                   (COMMENCEMENT
CLASS C SHARES                     ----------------------------------------------    OF OPERATIONS) TO
                                    2006        2005        2004            2003      AUGUST 31, 2002
                                   --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD..........................  $12.45      $10.84      $ 9.77          $ 9.38         $ 10.00
                                   ------      ------      ------          ------         -------
 Net Investment Income/Loss
   (a)...........................    (.05)        .04         .07             -0-(d)         (.04)
 Net Realized and Unrealized
   Gain/Loss.....................    2.15        2.14        1.00             .89            (.27)
                                   ------      ------      ------          ------         -------
Total from Investment
 Operations......................    2.10        2.18        1.07             .89            (.31)
                                   ------      ------      ------          ------         -------
Less:
 Distributions from Net
   Investment Income.............     .03         -0-         -0-             .50             .30
 Distributions from Net Realized
   Gain..........................     .16         .57         -0-             -0-             .01
                                   ------      ------      ------          ------         -------
Total Distributions..............     .19         .57         -0-             .50             .31
                                   ------      ------      ------          ------         -------
NET ASSET VALUE, END OF THE
 PERIOD..........................  $14.36      $12.45      $10.84          $ 9.77         $  9.38
                                   ======      ======      ======          ======         =======

Total Return* (b)................  17.05%      20.54%(e)   10.95%(e)(f)     10.40%(e)       3.37%**
Net Assets at End of the Period
 (In millions)...................  $  8.9      $  7.6      $  1.7          $    .8        $    .6
Ratio of Expenses to Average Net
 Assets* (c).....................   2.40%       2.40%(e)    1.77%(e)         2.50%(e)        2.53%
Ratio of Net Investment Income/
 Loss to Average Net Assets*.....   (.34%)       .34%(e)     .59%(e)(f)       .00%(e)        (.44%)
Portfolio Turnover...............    124%         69%         68%              43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average
    Net Assets (c)...............   2.43%       2.67%(e)    2.92%(e)         5.60%(e)       16.56%
  Ratio of Net Investment Income/
    Loss to Average Net Assets...   (.37%)       .07%(e)    (.56%)(e)(f)    (3.09%)(e)     (14.47%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                 YEAR       AUGUST 12, 2005
                                                                ENDED        (COMMENCEMENT
CLASS I SHARES                                                AUGUST 31,    OPERATIONS) TO
                                                                 2006       AUGUST 31, 2005
                                                              -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $12.56           $12.77
                                                                ------           ------
  Net Investment Income (a).................................       .08              .01
  Net Realized and Unrealized Gain/Loss.....................      2.19             (.22)
                                                                ------           ------
Total from Investment Operations............................      2.27             (.21)
                                                                ------           ------
Less:
  Distributions from Net Investment Income..................       .13              -0-
  Distributions from Net Realized Gain......................       .16              -0-
                                                                ------           ------
Total Distributions.........................................       .29              -0-
                                                                ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................    $14.54           $12.56
                                                                ======           ======

Total Return* (b)...........................................    18.27%         -1.64%**
Net Assets at End of the Period (In millions)...............    $ 10.3           $  9.4
Ratio of Expenses to Average Net Assets*....................     1.40%            1.40%
Ratio of Net Investment Income to Average Net Assets*.......      .61%            1.00%
Portfolio Turnover..........................................      124%              69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     1.43%            1.52%
   Ratio of Net Investment Income to Average Net Assets.....      .58%             .88%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2006, the Fund did not have any accumulated capital loss carryforward (CLCF) for tax purposes. During the current fiscal year, the Fund utilized capital losses carried forward of $6,709,028. All of this CLCF was acquired due to a merger with another regulated investment company, please see Footnote 3 for details.

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $133,046,803
                                                                ============
Gross tax unrealized appreciation...........................    $ 13,108,839
Gross tax unrealized depreciation...........................      (6,481,407)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  6,627,432
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006          2005
Distribution paid from:
  Ordinary Income...........................................  $  751,460    $  567,257
  Long-term capital gain....................................   1,481,222       537,787
                                                              ----------    ----------
                                                              $2,232,682    $1,105,044
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

tax differences relating to the recognition of net realized gains on foreign currency transactions totaling $176,436 were reclassified to accumulated undistributed net investment income from accumulated undistributed net realized gain. Additionally, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $3,639 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 1,368,538
Undistributed long-term capital gain........................     16,835,775

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sales transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the year ended August 31, 2006, the Fund's custody fee was reduced by $6,749 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser paid 50% of its investment advisory fee to the Subadviser. Effective December 20, 2005 the Adviser terminated the subadvisory agreement between the Adviser and the Subadviser. For the year ended August 31, 2006, the Adviser waived $39,415 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.65% of Class A average net assets, 2.40% of Class B average net assets, 2.40% of Class C average net assets

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

and 1.40% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended August 31, 2006, the Fund recognized expenses of approximately $24,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services, and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The cost of these services are allocated to each fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $55,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $233,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $71,300 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $6,762.

    For the year ended August 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $58,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $32,900. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2006 and 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                           AUGUST 31, 2006               AUGUST 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   3,606,898    $ 49,976,616     6,633,520    $ 78,418,984
  Class B...........................     486,947       6,706,964     2,531,294      29,371,781
  Class C...........................     184,504       2,559,330       652,200       7,654,230
  Class I...........................     158,429       2,249,559       760,363       9,709,435
                                      ----------    ------------    ----------    ------------
Total Sales.........................   4,436,778    $ 61,492,469    10,577,377    $125,154,430
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     113,732    $  1,516,273        70,723    $    819,023
  Class B...........................      24,867         326,241        15,012         171,369
  Class C...........................       7,970         105,604         8,326          96,090
  Class I...........................      15,033         200,386           -0-             -0-
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     161,602    $  2,148,504        94,061    $  1,086,482
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (2,596,444)   $(35,979,865)   (2,380,253)   $(29,225,852)
  Class B...........................    (963,754)    (13,039,564)     (733,945)     (8,674,247)
  Class C...........................    (186,781)     (2,576,197)     (201,965)     (2,406,638)
  Class I...........................    (211,666)     (2,925,527)      (13,183)       (165,248)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (3,958,645)   $(54,521,153)   (3,329,346)   $(40,471,985)
                                      ==========    ============    ==========    ============

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen International Magnum Fund (VKIMF) through a tax free reorganization approved by VKIMF shareholders on December 7, 2004. The Fund issued 3,817,866, 1,929,366 and 509,323 shares of Classes A, B and C valued at $44,745,385, $22,303,472 and $5,948,897, respectively, in exchange for VKIMF's net assets. The shares of VKIMF were converted into Fund shares at a ratio 1.116 to 1, 1.102 to 1 and 1.095 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $10,231,261, deferred compensation of $48,945, deferred pension of $34,256, and the deferral of losses related to wash sales transactions of $1,431,233. Net unrealized appreciation of VKIMF as of December 17, 2004 was $8,702,183. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended August 31, 2005. Combined net assets on the day of reorganization were $100,683,038.

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended August 31, 2006 the Fund received redemption fees of approximately $6,300 which are reported as part of "Cost of Shares Repurchased" in the

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $160,405,144 and $155,090,818 respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Fund may use derivative instruments, for a variety of reasons such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. As of August 31, 2006, there were no forward foreign commitments outstanding

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $261,400 and $15,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen International Advantage Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen International Advantage Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen International Advantage Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2006. The Fund designated and paid $1,481,222 as long-term capital gain distribution. The Fund intends to pass through foreign tax credits of $232,313 and has derived gross income from sources within foreign countries amounting to $2,160,028. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $751,460 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                           since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation, and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                       since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                          since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                     since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
(64)                                       since 2001  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                            TERM OF                                 FUND
                                           OFFICE AND                              COMPLEX
                              POSITION(S)  LENGTH OF                              OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS         TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm       71       Trustee/Director/
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,               Managing General
Chicago, IL 60606                                      Meagher & Flom LLP, legal              Partner of funds in
                                                       counsel to funds in the                the Fund Complex.
                                                       Fund Complex.                          Director of the
                                                                                              Abraham Lincoln
                                                                                              Presidential Library
                                                                                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than November 29, 2006, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 185, 285, 385
                                                                  IA ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02899P-Y08/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index from 6/30/05 (the first month-end after inception) through 8/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN AMERICAN FRANCHISE
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
6/05                                                                        9429                              10000
                                                                            9676                              10372
8/05                                                                        9676                              10278
                                                                            9696                              10361
                                                                            9553                              10188
                                                                            9829                              10573
                                                                            9968                              10576
                                                                           10131                              10856
                                                                           10322                              10886
                                                                           10284                              11022
                                                                           10389                              11169
                                                                           10341                              10848
                                                                           10408                              10863
                                                                           10599                              10930
8/06                                                                       10915                              11190

                                                                                        I SHARES
                             A SHARES             B SHARES             C SHARES          since
                          since 6/23/05        since 6/23/05        since 6/23/05       6/23/05
-------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                W/MAX
                                    5.75%                5.00%                1.00%       W/O
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES

Since Inception          12.24%      6.79%    11.30%      8.00%    11.31%     11.31%     12.50%

1-year                   12.80       6.32     11.90       6.90     11.91      10.91      13.22
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

MARKET CONDITIONS

In the 12-month period ended August 31, 2006, the U.S. stock market advanced overall, although investors' growing uncertainties about economic growth began to overshadow the market's gains. The economy's moderate pace, mounting inflationary pressures and the high prices of energy and other commodities prompted the Federal Open Market Committee (the "Fed") to continue raising the federal funds target rate throughout most of the period. As housing trends and consumer data showed signs of slowing, concerns intensified about the Fed's ability to contain inflation without bringing the economy to a halt. In the final months of the reporting period, the market recovered to some extent, although conditions remained volatile. Against this backdrop, the broad market's positive performance, as measured by the S&P 500(R) Index, was driven by the materials, telecommunication services and financials sectors. For the same period, consumer discretionary and information technology were the market's largest underperformers.

PERFORMANCE ANALYSIS

The fund returned 12.80 percent for the 12 months ended August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the S&P 500 Index, returned 8.88 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

------------------------------------------------------------
                                                S&P
                                               500(R)
      CLASS A   CLASS B   CLASS C   CLASS I    INDEX

      12.80%    11.90%    11.91%    13.22%     8.88%
------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Our stock selections in the consumer staples sector contributed the most to the fund's outperformance over the benchmark S&P 500 Index during the period. Reynolds American, Altria Group, Brown-Forman, Kellogg and Nestle were the fund's top five performing consumer staples stocks for the one-year period. The fund's health care holdings, largely pharmaceuticals stocks, also added to relative performance. The information technology sector was another source of relative strength due to the fund's single holding in Accenture. Although information technology stocks generally do not meet our stringent investment criteria, in our view Accenture's service-oriented business model, together with a strong franchise among its existing network of clients, exhibits the quality characteristics that we seek in the fund's portfolio companies.

In contrast, our stock selections in the consumer discretionary and materials sectors hampered the fund's relative results during the period. Media stocks including New York Times, Westwood One and Clear Channel Communications were among the most significant detractors in the consumer discretionary sector. The fund's only materials stock, Scotts Miracle-Gro, had a positive return on an absolute basis, but trailed the robust performance of the broad index's sector. Zero allocations in financials and energy stocks also dampened gains relative to the benchmark. The fund's investment strategy prevents us from selecting stocks in these sectors and we have not held them in the fund's portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDING AS OF 8/31/06
Altria Group, Inc.                                                7.2%
Kimberly-Clark Corp.                                              7.0
Pfizer, Inc.                                                      6.7
Kellogg Co.                                                       6.0
Cadbury Schweppes Plc                                             4.8
Accenture, Ltd., Class A                                          4.7
New York Times Co., Class A                                       4.6
Thomson Corp.                                                     4.5
Reynolds American, Inc.                                           4.5
Harley-Davidson, Inc.                                             4.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATIONS AS OF 8/31/06
Packaged Foods & Meats                                           17.3%
Publishing                                                       12.0
Tobacco                                                          11.7
Household Products                                               10.8
Pharmaceuticals                                                   9.1
IT Consulting & Other Services                                    4.7
Motorcycle Manufacturers                                          4.2
Broadcasting & Cable TV                                           3.9
Distillers & Vintners                                             2.9
Personal Products                                                 2.9
Soft Drinks                                                       2.9
Fertilizers & Agricultural Chemicals                              2.6
Media-Noncable                                                    2.5
Health Care Services                                              2.4
Housewares & Specialties                                          1.1
                                                                -----
Total Long-Term Investments                                      91.0%
Short-Term Investments                                            7.7
Other Assets in Excess of Liabilities                             1.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual......................................    $1,000.00        $1,057.46          $ 6.95
  Hypothetical................................     1,000.00         1,018.41            6.82
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,053.12           10.82
  Hypothetical................................     1,000.00         1,014.61           10.61
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,053.12           10.82
  Hypothetical................................     1,000.00         1,014.61           10.61
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,059.26            5.66
  Hypothetical................................     1,000.00         1,019.71            5.55
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.09%, 2.09%, and 1.09%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser and the subadvisory agreement between the investment adviser and the investment subadviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately. The investment adviser and the investment subadviser are affiliates and the Board of Trustees considered the investment advisory agreement and the subadvisory agreement jointly. References herein to the investment advisory agreement include collectively the investment advisory agreement and the subadvisory agreement and references herein to the investment adviser include collectively the investment adviser and the investment subadviser.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  91.0%
BROADCASTING & CABLE TV  3.9%
Clear Channel Communications, Inc. .........................   293,081    $  8,511,072
                                                                          ------------

DISTILLERS & VINTNERS  2.9%
Brown-Forman Corp., Class B.................................    83,540       6,430,909
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  2.6%
Scotts Miracle-Gro Co., Class A.............................   130,345       5,594,407
                                                                          ------------

HEALTH CARE SERVICES  2.4%
IMS Health, Inc. ...........................................   194,734       5,314,291
                                                                          ------------

HOUSEHOLD PRODUCTS  10.8%
Colgate-Palmolive Co. ......................................   139,248       8,335,385
Kimberly-Clark Corp. .......................................   241,911      15,361,349
                                                                          ------------
                                                                            23,696,734
                                                                          ------------
HOUSEWARES & SPECIALTIES  1.1%
Fortune Brands, Inc. .......................................    32,069       2,328,209
                                                                          ------------

IT CONSULTING & OTHER SERVICES  4.7%
Accenture, Ltd., Class A (Bermuda)..........................   347,036      10,293,088
                                                                          ------------

MEDIA-NONCABLE  2.5%
Westwood One, Inc. .........................................   756,725       5,546,794
                                                                          ------------

MOTORCYCLE MANUFACTURERS  4.2%
Harley-Davidson, Inc. ......................................   157,321       9,204,852
                                                                          ------------

PACKAGED FOODS & MEATS  17.3%
Cadbury Schweppes Plc (United Kingdom)......................   985,026      10,484,268
Kellogg Co. ................................................   257,288      13,044,502
McCormick & Co., Inc. ......................................   201,431       7,336,117
Nestle, SA (Switzerland)....................................    20,236       6,958,514
                                                                          ------------
                                                                            37,823,401
                                                                          ------------
PERSONAL PRODUCTS  2.9%
Estee Lauder Co., Inc., Class A.............................   174,079       6,416,552
                                                                          ------------

PHARMACEUTICALS  9.1%
Merck & Co., Inc. ..........................................   129,317       5,243,804
Pfizer, Inc. ...............................................   531,894      14,658,999
                                                                          ------------
                                                                            19,902,803
                                                                          ------------
PUBLISHING  12.0%
McGraw-Hill Co., Inc. ......................................   111,302       6,222,895
New York Times Co., Class A.................................   449,993      10,133,842
Thomson Corp. (Canada)......................................   246,076       9,899,638
                                                                          ------------
                                                                            26,256,375
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SOFT DRINKS  2.9%
PepsiCo, Inc. ..............................................    97,329    $  6,353,637
                                                                          ------------

TOBACCO  11.7%
Altria Group, Inc. .........................................   189,980      15,869,029
Reynolds American, Inc. ....................................   150,183       9,772,408
                                                                          ------------
                                                                            25,641,437
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  91.0%
(Cost $181,230,284)....................................................    199,314,561

REPURCHASE AGREEMENT  7.7%
State Street Bank & Trust Co. ($16,935,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.10%, dated 08/31/06, to be sold on 09/01/06 at $16,937,399)
  (Cost $16,935,000)...................................................     16,935,000
                                                                          ------------

TOTAL INVESTMENTS  98.7%
  (Cost $198,165,284)..................................................    216,249,561
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%............................      2,837,565
                                                                          ------------

NET ASSETS  100.0%.....................................................   $219,087,126
                                                                          ============

Percentages are calculated as a percentage of net assets.

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $198,165,284).......................  $216,249,561
Cash........................................................           435
Receivables:
  Fund Shares Sold..........................................     3,142,480
  Dividends.................................................       517,413
  Interest..................................................         2,399
Other.......................................................        10,573
                                                              ------------
    Total Assets............................................   219,922,861
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       224,640
  Fund Shares Repurchased...................................       187,309
  Investment Advisory Fee...................................       115,516
  Distributor and Affiliates................................       112,811
Accrued Expenses............................................       175,602
Trustees' Deferred Compensation and Retirement Plans........        19,857
                                                              ------------
    Total Liabilities.......................................       835,735
                                                              ------------
NET ASSETS..................................................  $219,087,126
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $199,902,207
Net Unrealized Appreciation.................................    18,085,583
Accumulated Undistributed Net Investment Income.............     1,378,072
Accumulated Net Realized Loss...............................      (278,736)
                                                              ------------
NET ASSETS..................................................  $219,087,126
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $173,732,262 and 15,228,143 shares of
    beneficial interest issued and outstanding).............  $      11.41
    Maximum sales charge (5.75%* of offering price).........           .70
                                                              ------------
    Maximum offering price to public........................  $      12.11
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,538,199 and 1,728,463 shares of
    beneficial interest issued and outstanding).............  $      11.30
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $24,830,785 and 2,196,914 shares of
    beneficial interest issued and outstanding).............  $      11.30
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $985,880 and 86,213 shares of beneficial
    interest issued and outstanding)........................  $      11.44
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $41,685).....  $ 3,401,571
Interest....................................................      410,658
                                                              -----------
    Total Income............................................    3,812,229
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      973,689
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $278,390, $124,896 and $147,444,
  respectively).............................................      550,730
Shareholder Services........................................      231,938
Offering....................................................      158,137
Legal.......................................................       40,038
Custody.....................................................       26,253
Trustees' Fees and Related Expenses.........................       28,138
Other.......................................................      225,738
                                                              -----------
    Total Expenses..........................................    2,234,661
    Investment Advisory Fee Reduction.......................      138,123
    Less Credits Earned on Cash Balances....................       15,726
                                                              -----------
    Net Expenses............................................    2,080,812
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,731,417
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (278,850)
  Foreign Currency Transactions.............................        6,302
                                                              -----------
Net Realized Loss...........................................     (272,548)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      333,063
                                                              -----------
  End of the Period:
    Investments.............................................   18,084,277
    Foreign Currency Translation............................        1,306
                                                              -----------
                                                               18,085,583
                                                              -----------
Net Unrealized Appreciation During the Period...............   17,752,520
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $17,479,972
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $19,211,389
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                             FOR THE PERIOD
                                                                             JUNE 23, 2005
                                                             FOR THE        (COMMENCEMENT OF
                                                           YEAR ENDED        OPERATIONS) TO
                                                         AUGUST 31, 2006    AUGUST 31, 2005
                                                         -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $  1,731,417        $    39,159
Net Realized Gain/Loss.................................       (272,548)               782
Net Unrealized Appreciation During the Period..........     17,752,520            333,063
                                                          ------------        -----------
Change in Net Assets from Operations...................     19,211,389            373,004
                                                          ------------        -----------

Distributions from Net Investment Income:
  Class A Shares.......................................       (526,982)               -0-
  Class B Shares.......................................        (51,724)               -0-
  Class C Shares.......................................        (67,526)               -0-
  Class I Shares.......................................           (575)               -0-
                                                          ------------        -----------
Total Distributions....................................       (646,807)               -0-
                                                          ------------        -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....     18,564,582            373,004
                                                          ------------        -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................    179,512,045         52,945,901
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................        625,435                -0-
Cost of Shares Repurchased.............................    (27,944,316)        (4,989,525)
                                                          ------------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....    152,193,164         47,956,376
                                                          ------------        -----------
TOTAL INCREASE IN NET ASSETS...........................    170,757,746         48,329,380
NET ASSETS:
Beginning of the Period................................     48,329,380                -0-
                                                          ------------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $1,378,071 and $113,572,
  respectively)........................................   $219,087,126        $48,329,380
                                                          ============        ===========

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            JUNE 23, 2005
                                                                           (COMMENCEMENT OF
                                                             YEAR ENDED     OPERATIONS) TO
CLASS A SHARES                                               AUGUST 31,       AUGUST 31,
                                                                2006             2005
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $10.17           $10.00
                                                               ------           ------
  Net Investment Income (a).................................      .15              .02
  Net Realized and Unrealized Gain..........................     1.15              .15
                                                               ------           ------
Total from Investment Operations............................     1.30              .17
Less Distributions from Net Investment Income...............      .06              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.41           $10.17
                                                               ======           ======

Total Return* (b)...........................................   12.80%            1.70%**
Net Assets at End of the Period (In millions)...............   $173.7           $ 40.2
Ratio of Expenses to Average Net Assets* (c)................    1.36%            1.38%
Ratio of Net Investment Income to Average Net Assets*.......    1.39%            1.03%
Portfolio Turnover..........................................      17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    1.46%            3.97%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................    1.29%           (1.56%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            JUNE 23, 2005
                                                             YEAR ENDED    (COMMENCEMENT OF
CLASS B SHARES                                               AUGUST 31,     OPERATIONS) TO
                                                                2006       AUGUST 31, 2005
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $10.15           $10.00
                                                               ------           ------
  Net Investment Income (a).................................      .07              -0-(d)
  Net Realized and Unrealized Gain..........................     1.13              .15
                                                               ------           ------
Total from Investment Operations............................     1.20              .15
Less Distributions from Net Investment Income...............      .05              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.30           $10.15
                                                               ======           ======

Total Return* (b)...........................................   11.90%            1.50%**
Net Assets at End of the Period (In millions)...............   $ 19.5           $  4.1
Ratio of Expenses to Average Net Assets* (c)................    2.11%            2.13%
Ratio of Net Investment Income to Average Net Assets*.......     .65%             .27%
Portfolio Turnover..........................................      17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    2.21%            5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................     .55%           (3.28%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Asset does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            JUNE 23, 2005
                                                             YEAR ENDED    (COMMENCEMENT OF
CLASS C SHARES                                               AUGUST 31,     OPERATIONS) TO
                                                                2006       AUGUST 31, 2005
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $10.15           $10.00
                                                               ------           ------
  Net Investment Income (a).................................      .07              -0-(d)
  Net Realized and Unrealized Gain..........................     1.13              .15
                                                               ------           ------
Total from Investment Operations............................     1.20              .15
Less Distributions from Net Investment Income...............      .05              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.30           $10.15
                                                               ======           ======

Total Return* (b)...........................................   11.91%            1.50%**
Net Assets at End of the Period (In millions)...............   $ 24.8           $  4.0
Ratio of Expenses to Average Net Assets* (c)................    2.11%            2.13%
Ratio of Net Investment Income to Average Net Assets*.......     .64%             .25%
Portfolio Turnover..........................................      17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    2.21%            5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................     .54%           (3.31%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $.01.

 18                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            JUNE 23, 2005
                                                             YEAR ENDED    (COMMENCEMENT OF
CLASS I SHARES                                               AUGUST 31,     OPERATIONS) TO
                                                                2006       AUGUST 31, 2005
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $10.17           $10.00
                                                               ------           ------
  Net Investment Income (a).................................      .18              .01
  Net Realized and Unrealized Gain..........................     1.15              .16
                                                               ------           ------
Total from Investment Operations............................     1.33              .17
Less Distributions from Net Investment Income...............      .06              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.44           $10.17
                                                               ======           ======

Total Return* (b)...........................................   13.22%            1.60%**
Net Assets at End of the Period (In millions)...............   $  1.0           $   .1
Ratio of Expenses to Average Net Assets* (c)................    1.11%            1.13%
Ratio of Net Investment Income to Average Net Assets*.......    1.79%             .76%
Portfolio Turnover..........................................      17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    1.21%            6.94%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................    1.69%           (5.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .03% for the periods ended August 31, 2006 and August 31, 2005, respectively.

See Notes to Financial Statements                                             19

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $198,455,140
                                                              ============
Gross tax unrealized appreciation...........................  $ 21,998,771
Gross tax unrealized depreciation...........................    (4,204,350)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 17,794,421
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

    The tax character of distributions paid during the year ended August 31, 2006 and the period ended August 31, 2005 was as follows:

                                                                2006      2005
Distribution paid from:
Ordinary income.............................................  $646,807    -0-
Long-term capital gain......................................       -0-    -0-
                                                              --------    ---
                                                              $646,807    -0-
                                                              ========    ===

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to net realized foreign currency gains totaling $6,302 was reclassified from accumulated net realized loss to accumulated undistributed net investment income. Permanent book to tax basis difference relating to the Fund's non-deductible start up and offering costs totaling $15,565 and $158,137, respectively, was reclassified to capital from accumulated undistributed net investment income. Additionally, permanent book to tax basis differences relating to the Fund's investment in other regulated investments companies totaling $114 was reclassified to accumulated net realized loss from accumulated undistributed net investment income.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,571,068

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and post October losses of $160,972 which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended August 31, 2006, the Fund's custody fee was reduced by $15,726 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

H. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. For the year ended August 31, 2006, the Adviser waived $138,123 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.35% of Class A average net assets, 2.10% of Class B average net assets, 2.10% of Class C average net assets and 1.10% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended August 31, 2006, the Fund recognized expenses of approximately $2,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $66,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $218,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $6,900 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $439,700 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $26,200 Sales charges do not represent expenses of the Fund.

    At August 31, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,055 shares of Class I.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the year ended August 31, 2006 and the period ended August 31, 2005, transactions were as follows:

                                                FOR THE                      FOR THE
                                               YEAR ENDED                  PERIOD ENDED
                                            AUGUST 31, 2006              AUGUST 31, 2005
                                       --------------------------    ------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A............................  13,487,499    $142,256,902    4,092,277    $41,312,018
  Class B............................   1,487,679      15,626,965      517,033      5,207,870
  Class C............................   1,980,370      20,805,611      513,803      5,176,205
  Class I............................      76,158         822,567      125,000      1,249,808
                                       ----------    ------------    ---------    -----------
Total Sales..........................  17,031,706    $179,512,045    5,248,113    $52,945,901
                                       ==========    ============    =========    ===========
Dividend Reinvestment:
  Class A............................      48,996    $    511,827          -0-    $       -0-
  Class B............................       4,928          50,148          -0-            -0-
  Class C............................       6,095          62,885          -0-            -0-
  Class I............................          55             575          -0-            -0-
                                       ----------    ------------    ---------    -----------
Total Dividend Reinvestment..........      60,074    $    625,435          -0-    $       -0-
                                       ==========    ============    =========    ===========
Repurchases:
  Class A............................  (2,260,413)   $(24,244,465)    (140,216)   $(1,417,480)
  Class B............................    (163,515)     (1,743,622)    (117,662)    (1,186,071)
  Class C............................    (182,754)     (1,956,229)    (120,600)    (1,218,724)
  Class I............................         -0-             -0-     (115,000)    (1,167,250)
                                       ----------    ------------    ---------    -----------
Total Repurchases....................  (2,606,682)   $(27,944,316)    (493,478)   $(4,989,525)
                                       ==========    ============    =========    ===========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For year ended August 31, 2006, the Fund received redemption fees of approximately $400 which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $165,399,235 and $22,474,077 respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $418,000 and $68,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, The Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN AMERICAN FRANCHISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen American Franchise Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen American Franchise Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period from June 23, 2005 (commencement of operations) through August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen American Franchise Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for the year then ended and for the period from June 23, 2005 (commencement of operations) through August 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT
MANAGEMENT LIMITED
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

DISTRIBUTOR
VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2006. For corporate shareholders, 94% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $646,807 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)                      Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                                         since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                                 Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                              health care products
                                                                 manufacturer. Director of
                                                                 the Heartland Alliance, a
                                                                 nonprofit organization
                                                                 serving human needs based
                                                                 in Chicago. Director of
                                                                 St. Vincent de Paul
                                                                 Center, a Chicago based
                                                                 day care facility serving
                                                                 the children of low
                                                                 income families. Board
                                                                 member of the Illinois
                                                                 Manufacturers'
                                                                 Association.

Jerry D. Choate (68)                    Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                                     since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                                        Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                             Allstate Corporation                    Director of Amgen Inc., a
                                                                 ("Allstate") and Allstate               biotechnological company,
                                                                 Insurance Company. Prior                and Director of Valero
                                                                 to January 1995,                        Energy Corporation, an
                                                                 President and Chief                     independent refining
                                                                 Executive Officer of                    company.
                                                                 Allstate. Prior to August
                                                                 1994, various management
                                                                 positions at Allstate.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)                       Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                          since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                                       offering capital                        in the Fund Complex.
Suite 980                                                        investment and management               Director of Quidel
San Diego, CA 92122-6223                                         advisory services. Prior                Corporation, Stericycle,
                                                                 to February 2001, Vice                  Inc., Ventana Medical
                                                                 Chairman and Director of                Systems, Inc., and GATX
                                                                 Anixter International,                  Corporation, and Trustee
                                                                 Inc., a global                          of The Scripps Research
                                                                 distributor of wire,                    Institute. Prior to
                                                                 cable and communications                January 2005, Trustee of
                                                                 connectivity products.                  the University of Chicago
                                                                 Prior to July 2000,                     Hospitals and Health
                                                                 Managing Partner of                     Systems. Prior to April
                                                                 Equity Group Corporate                  2004, Director of
                                                                 Investment (EGI), a                     TheraSense, Inc. Prior to
                                                                 company that makes                      January 2004, Director of
                                                                 private investments in                  TeleTech Holdings Inc.
                                                                 other companies.                        and Arris Group, Inc.
                                                                                                         Prior to May 2002,
                                                                                                         Director of Peregrine
                                                                                                         Systems Inc. Prior to
                                                                                                         February 2001, Director
                                                                                                         of IMC Global Inc. Prior
                                                                                                         to July 2000, Director of
                                                                                                         Allied Riser
                                                                                                         Communications Corp.,
                                                                                                         Matria Healthcare Inc.,
                                                                                                         Transmedia Networks,
                                                                                                         Inc., CNA Surety, Corp.
                                                                                                         and Grupo Azcarero Mexico
                                                                                                         (GAM).


VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)                 Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                                 since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                           executive search firm.                  in the Fund Complex.
Suite 7000                                                       Trustee on the University
Chicago, IL 60606                                                of Chicago Hospitals
                                                                 Board, Vice Chair of the
                                                                 Board of the YMCA of
                                                                 Metropolitan Chicago and
                                                                 a member of the Women's
                                                                 Board of the University
                                                                 of Chicago. Prior to
                                                                 1997, Partner of Ray &
                                                                 Berndtson, Inc., an
                                                                 executive recruiting
                                                                 firm. Prior to 1996,
                                                                 Trustee of The
                                                                 International House
                                                                 Board, a fellowship and
                                                                 housing organization for
                                                                 international graduate
                                                                 students. Prior to 1995,
                                                                 Executive Vice President
                                                                 of ABN AMRO, N.A., a bank
                                                                 holding company. Prior to
                                                                 1990, Executive Vice
                                                                 President of The Exchange
                                                                 National Bank.

R. Craig Kennedy (54)                   Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                                    since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                             of the United States, an                in the Fund Complex.
                                                                 independent U.S.
                                                                 foundation created to
                                                                 deepen understanding,
                                                                 promote collaboration and
                                                                 stimulate exchanges of
                                                                 practical experience
                                                                 between Americans and
                                                                 Europeans. Formerly,
                                                                 advisor to the Dennis
                                                                 Trading Group Inc., a
                                                                 managed futures and
                                                                 option company that
                                                                 invests money for
                                                                 individuals and
                                                                 institutions. Prior to
                                                                 1992, President and Chief
                                                                 Executive Officer,
                                                                 Director and member of
                                                                 the Investment Committee
                                                                 of the Joyce Foundation,
                                                                 a private foundation.

Howard J Kerr (70)                      Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                                       since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                                 Officer of Pocklington                  in the Fund Complex.
                                                                 Corporation, Inc., an                   Director of the Lake
                                                                 investment holding                      Forest Bank & Trust.
                                                                 company. Director of the
                                                                 Marrow Foundation.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                     FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)                     Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                               since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                            Services, Inc., a                       in the Fund Complex.
                                                                 financial planning
                                                                 company and registered
                                                                 investment adviser in the
                                                                 State of Florida.
                                                                 President of Nelson Ivest
                                                                 Brokerage Services Inc.,
                                                                 a member of the NASD,
                                                                 Securities Investors
                                                                 Protection Corp. and the
                                                                 Municipal Securities
                                                                 Rulemaking Board.
                                                                 President of Nelson Sales
                                                                 and Services Corporation,
                                                                 a marketing and services
                                                                 company to support
                                                                 affiliated companies.

Hugo F. Sonnenschein (65)               Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                                  since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                                University of Chicago and               in the Fund Complex.
                                                                 the Adam Smith                          Director of Winston
                                                                 Distinguished Service                   Laboratories, Inc.
                                                                 Professor in the
                                                                 Department of Economics
                                                                 at the University of
                                                                 Chicago. Prior to July
                                                                 2000, President of the
                                                                 University of Chicago.
                                                                 Trustee of the University
                                                                 of Rochester and a member
                                                                 of its investment
                                                                 committee. Member of the
                                                                 National Academy of
                                                                 Sciences, the American
                                                                 Philosophical Society and
                                                                 a fellow of the American
                                                                 Academy of Arts and
                                                                 Sciences.

Suzanne H. Woolsey, Ph.D. (64)          Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
815 Cumberstone Road                                 since 2005  Officer of the National                 General Partner of funds
Harwood, MD 20776                                                Academy of                              in the Fund Complex.
                                                                 Sciences/National                       Director of Fluor Corp.,
                                                                 Research Council, an                    an engineering,
                                                                 independent, federally                  procurement and
                                                                 chartered policy                        construction
                                                                 institution, from 2001 to               organization, since
                                                                 November 2003 and Chief                 January 2004 and Director
                                                                 Operating Officer from                  of Neurogen Corporation,
                                                                 1993 to 2001. Director of               a pharmaceutical company,
                                                                 the Institute for Defense               since January 1998.
                                                                 Analyses, a federally
                                                                 funded research and
                                                                 development center,
                                                                 Director of the German
                                                                 Marshall Fund of the
                                                                 United States, Director
                                                                 of the Rocky Mountain
                                                                 Institute and Trustee of
                                                                 Colorado College. Prior
                                                                 to 1993, Executive
                                                                 Director of the
                                                                 Commission on Behavioral
                                                                 and Social Sciences and
                                                                 Education at the National
                                                                 Academy of
                                                                 Sciences/National
                                                                 Research Council. From
                                                                 1980 through 1989,
                                                                 Partner of Coopers &
                                                                 Lybrand.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                            NUMBER OF
                                                      TERM OF                                FUNDS IN
                                                     OFFICE AND                                FUND
                                        POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS                    HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                      FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)                   Trustee      Trustee     Partner in the law firm        71       Trustee/Director/Managing
333 West Wacker Drive                                since 2005  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                                Meagher & Flom LLP, legal               in the Fund Complex.
                                                                 counsel to funds in the                 Director of the Abraham
                                                                 Fund Complex.                           Lincoln Presidential
                                                                                                         Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 146, 246, 346
                                                                AMFR ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02886P-Y08/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VAN KAMPEN INTERNATIONAL GROWTH FUND AND 1838 INTERNATIONAL EQUITY FUND, ON DECEMBER 16, 2005, VAN KAMPEN INTERNATIONAL GROWTH FUND ACQUIRED SUBSTANTIALLY ALL OF THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE 1838 INTERNATIONAL EQUITY FUND IN EXCHANGE FOR CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND. AS A RESULT OF THE REORGANIZATION, CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND ARE THE ACCOUNTING SUCCESSOR OF THE 1838 INTERNATIONAL EQUITY FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance, Class I shares, to that of the MSCI EAFE Index from 8/31/96 through 8/31/06.
(LINE GRAPH)

                                                              VAN KAMPEN INTERNATIONAL GROWTH
                                                                            FUND                         MSCI EAFE INDEX
                                                              -------------------------------            ---------------
8/96                                                                       10000                              10000
                                                                           10213                              10266
                                                                           10116                              10161
                                                                           10669                              10566
                                                                           10626                              10429
                                                                           10481                              10064
                                                                           10656                              10229
                                                                           10636                              10266
                                                                           10976                              10321
                                                                           11745                              10993
                                                                           12396                              11598
                                                                           12940                              11786
8/97                                                                       11890                              10906
                                                                           12824                              11516
                                                                           11657                              10631
                                                                           11550                              10522
                                                                           11688                              10614
                                                                           11884                              11099
                                                                           12957                              11812
                                                                           13390                              12175
                                                                           13700                              12272
                                                                           13617                              12211
                                                                           13627                              12304
                                                                           13989                              12428
8/98                                                                       11946                              10889
                                                                           11337                              10554
                                                                           12462                              11654
                                                                           13019                              12251
                                                                           13736                              12733
                                                                           13957                              12695
                                                                           13560                              12393
                                                                           14068                              12910
                                                                           14631                              13433
                                                                           14145                              12741
                                                                           14940                              13238
                                                                           15326                              13631
8/99                                                                       15713                              13681
                                                                           15735                              13820
                                                                           16088                              14338
                                                                           17358                              14835
                                                                           19417                              16168
                                                                           18027                              15141
                                                                           18814                              15548
                                                                           19614                              16152
                                                                           18629                              15302
                                                                           18142                              14929
                                                                           18722                              15512
                                                                           17957                              14862
8/00                                                                       18235                              14992
                                                                           17482                              14262
                                                                           16903                              13925
                                                                           16127                              13403
                                                                           16653                              13879
                                                                           16783                              13872
                                                                           15587                              12831
                                                                           14586                              11975
                                                                           15613                              12808
                                                                           15158                              12356
                                                                           14677                              11850
                                                                           14274                              11635
8/01                                                                       13754                              11340
                                                                           12350                              10191
                                                                           12857                              10452
                                                                           13325                              10838
                                                                           13455                              10902
                                                                           12792                              10323
                                                                           12844                              10395
                                                                           13442                              10958
                                                                           13494                              11030
                                                                           13663                              11170
                                                                           13247                              10726
                                                                           11869                               9667
8/02                                                                       11895                               9645
                                                                           10556                               8609
                                                                           11050                               9071
                                                                           11427                               9483
                                                                           11089                               9164
                                                                           10634                               8782
                                                                           10439                               8581
                                                                           10413                               8413
                                                                           11284                               9237
                                                                           11856                               9797
                                                                           12116                              10034
                                                                           12363                              10277
8/03                                                                       12636                              10525
                                                                           12896                              10849
                                                                           13650                              11525
                                                                           14092                              11781
                                                                           15093                              12701
                                                                           15262                              12880
                                                                           15626                              13177
                                                                           15743                              13251
                                                                           15483                              12952
                                                                           15561                              12996
                                                                           15795                              13280
                                                                           15301                              12849
8/04                                                                       15262                              12905
                                                                           15808                              13242
                                                                           16341                              13694
                                                                           17563                              14629
                                                                           18265                              15271
                                                                           17914                              14992
                                                                           18824                              15639
                                                                           18343                              15247
                                                                           17888                              14888
                                                                           18148                              14896
                                                                           18434                              15094
                                                                           19318                              15557
8/05                                                                       19811                              15951
                                                                           20760                              16661
                                                                           19980                              16174
                                                                           20578                              16571
                                                                           21539                              17341
                                                                           22999                              18406
                                                                           23130                              18365
                                                                           23808                              18971
                                                                           24864                              19878
                                                                           23743                              19107
                                                                           23625                              19105
                                                                           23756                              19294
8/06                                                                       24512                              19825

                      A SHARES              B SHARES              C SHARES           I SHARES
                   since 12/19/05        since 12/19/05        since 12/19/05      since 8/3/95
-----------------------------------------------------------------------------------------------
                              W/MAX                 W/MAX                 W/MAX
                              5.75%                 5.00%                 1.00%
AVERAGE ANNUAL   W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS     CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception   13.96%      7.44%     13.42%      8.42%     13.42%     12.42%        8.78%

10-year              --         --         --         --         --         --         9.38

5-year               --         --         --         --         --         --        12.25

1-year               --         --         --         --         --         --        23.73

For the period
11/1/05--8/31/06     --         --         --         --         --         --        22.68
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class I shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund ("Reorganization Shareholders"). Reorganization Shareholders may purchase additional Class I shares of the Fund, either directly or through the reinvestment of dividends. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE PERIOD ENDED AUGUST 31, 2006

NOTE: This discussion covers the period from the fund's prior fiscal year end of October 31, 2005 through August 31, 2006.

MARKET CONDITIONS

The 10-month period began on an upbeat note, as the international markets performed well following the robust local currency gain by the Japanese market in the second half of 2005. Export strength fostered economic growth in Europe, due to healthy demand from Eastern Europe, Asia and the United States. Moreover, the U.K. and German markets showed signs of improvement as investor sentiment in both countries was buoyed by encouraging financial news and developments. The European Central Bank responded to a surge in the European economy by commencing a series of interest rates hikes for the first time in two years. Also, emerging markets demonstrated their strength, continuing a trend that had been in effect for the past several years.

However, conditions turned more volatile in the first quarter of 2006 and persisted through the end of the period. Fears about globally rising interest rates and increasing inflationary pressures brought renewed risk aversion to the markets. This negative sentiment culminated in a sell-off in the second quarter that spanned the world's markets. In Japan, profit taking, particularly in those sectors that had performed well at the end of 2005, added downward pressure to its equity market. The European bloc markets, however, were bolstered by robust merger and acquisition activity, helping those markets and the more defensive U.K. market perform relatively better than Japan. At the end of the 10-month period, investor confidence rebounded, due to falling energy prices and generally strong corporate earnings reports. Asia ex-Japan was the region with the strongest equity benchmark returns, closely followed by Europe. Emerging markets returns were closely aligned with those of the MSCI EAFE Index.

PERFORMANCE ANALYSIS

The fund returned 22.68 percent for the period from November 1, 2005 through August 31, 2006 (Class I shares). In comparison, the fund's benchmark, the MSCI EAFE Index, returned 24.28 percent for the same period.

TOTAL RETURNS FOR THE PERIOD FROM NOVEMBER 1, 2005 THROUGH AUGUST 31, 2006

-------------------------------------------------------------
                                              MSCI EAFE
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX

      13.96%*   13.42%*   13.42%*    22.68%    24.28%
-------------------------------------------------------------

* Class A, B and C shares have an inception date of December 19, 2005. For these share classes, the total returns shown above are for the period since their inception through August 31, 2006.

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the MSCI EAFE Index during the period, the fund's performance in Japan was strong, primarily due to gains in real estate development and securities brokers within the financial sector. Investment in export-oriented companies in this sector also positively added to relative performance as a result of the weakened yen. Within the European region, the fund's holdings performed in line with the regional benchmark, with significantly strong performance from companies in the Irish and French financial sectors offsetting lackluster returns in UK listed securities. In the emerging markets arena, the fund recovered substantially from declines experienced during the second quarter's sell-off, led by stock selection in the Turkish financial, Mexican retail and the Korean electronic industries.

Toward the end of the period, however, the fund fared relatively poorly in the materials and industrials sectors, with losses in machinery firms and producers of tractors and engines. This investment decision moderately detracted from overall performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 8/31/06
Total, SA                                                         2.4%
ING Groep, NV--CVA                                                2.3
Fortum Corp.                                                      2.1
Sumitomo Realty & Development                                     2.1
Continental, AG                                                   2.1
E.ON, AG                                                          2.0
Anglo Irish Bank Corp. Plc                                        1.9
BHP Billiton, Ltd.                                                1.9
EnCana Corp.                                                      1.8
AXA, SA                                                           1.8

TOP FIVE INDUSTRIES AS OF 8/31/06
Diversified Banks                                                15.9%
Electric Utilities                                                4.2
Pharmaceuticals                                                   3.7
Oil & Gas Exploration & Production                                3.1
Packaged Foods & Meats                                            2.8

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/06
Japan                                                            19.0%
France                                                           10.1
United Kingdom                                                    9.8
Germany                                                           9.3
Switzerland                                                       6.9
Ireland                                                           4.5
Netherlands                                                       4.5
Austria                                                           4.0
Finland                                                           3.3
Singapore                                                         2.8
Mexico                                                            2.8
Hong Kong                                                         2.7
Norway                                                            2.6
Greece                                                            2.6
Spain                                                             2.5
Sweden                                                            2.4
Australia                                                         1.9
Canada                                                            1.8
Bermuda                                                           1.3
Republic of Korea (South Korea)                                   1.2
India                                                             1.2
Israel                                                            1.0
Turkey                                                            0.8
                                                                -----
Total Long-Term Investments                                      99.0%
Short-Term Investments                                            1.5
Foreign Currency                                                  0.2
Liabilities in Excess of Other Assets                            -0.7
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual                                          $1,000.00        $1,058.66          $ 7.89
  Hypothetical                                     1,000.00         1,017.51            7.73
  (5% annual return before expenses)
Class B
  Actual                                           1,000.00         1,054.77           11.76
  Hypothetical                                     1,000.00         1,013.81           11.52
  (5% annual return before expenses)
Class C
  Actual                                           1,000.00         1,055.37           11.76
  Hypothetical                                     1,000.00         1,013.81           11.52
  (5% annual return before expenses)
Class I
  Actual                                           1,000.00         1,059.75            6.59
  Hypothetical                                     1,000.00         1,018.81            6.46
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, 2.27%, 2.27% and 1.27% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

                                                               NUMBER
                                                                 OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  99.0%
AUSTRALIA  1.9%
BHP Billiton, Ltd. .........................................    257,426   $  5,444,288
                                                                          ------------

AUSTRIA  4.0%
Andritz, AG.................................................     22,129      3,491,088
Erste Bank Der Oester Spark, AG.............................     78,057      4,720,127
Telekom Austria, AG.........................................    126,295      3,093,669
                                                                          ------------
                                                                            11,304,884
                                                                          ------------
BERMUDA  1.3%
Esprit Holdings, Ltd. ......................................    454,994      3,785,157
                                                                          ------------

CANADA  1.8%
EnCana Corp. ...............................................     99,821      5,238,051
                                                                          ------------

FINLAND  3.3%
Fortum Corp. ...............................................    224,947      6,052,006
Neste Oil, OYJ..............................................    105,800      3,334,422
                                                                          ------------
                                                                             9,386,428
                                                                          ------------
FRANCE  10.1%
AXA, SA.....................................................    134,460      4,995,638
BNP Paribas, SA.............................................     45,082      4,790,925
Essilor International, SA...................................     47,655      4,933,097
LVMH Moet-Hennessy Louis Vuitton, SA........................     33,023      3,399,400
Schneider Electric, SA......................................     35,211      3,755,454
Total, SA...................................................    101,849      6,876,496
                                                                          ------------
                                                                            28,751,010
                                                                          ------------
GERMANY  9.3%
adidas......................................................     70,164      3,343,929
Celesio, AG.................................................     74,464      3,777,821
Continental, AG.............................................     55,572      5,944,870
Deutsche Bank, AG...........................................     34,147      3,900,082
E.ON, AG....................................................     45,520      5,782,806
SAP, AG.....................................................     18,847      3,599,901
                                                                          ------------
                                                                            26,349,409
                                                                          ------------
GREECE  2.6%
Coca-Cola Hellenic Bottling Co., SA.........................    100,374      3,304,868
National Bank of Greece, SA.................................     96,465      4,004,189
                                                                          ------------
                                                                             7,309,057
                                                                          ------------
HONG KONG  2.7%
China Resources Power Holdings Co., Ltd. ...................  4,536,000      4,012,688
CNOOC, Ltd. ................................................  4,027,900      3,516,595
                                                                          ------------
                                                                             7,529,283
                                                                          ------------
INDIA  1.2%
ICICI Bank, Ltd.--ADR.......................................    130,163      3,474,050
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                               NUMBER
                                                                 OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
IRELAND  4.5%
Allied Irish Banks Plc......................................    150,175   $  3,924,806
Anglo Irish Bank Corp. Plc..................................    333,261      5,507,748
CRH Plc.....................................................     98,660      3,421,600
                                                                          ------------
                                                                            12,854,154
                                                                          ------------
ISRAEL  1.0%
Teva Pharmaceutical Industries, Ltd.--ADR...................     85,007      2,954,843
                                                                          ------------

JAPAN  19.0%
Canon, Inc. ................................................     90,200      4,487,142
Casio Computer Co., Ltd. ...................................    183,400      3,522,867
Credit Saison Co., Ltd. ....................................     73,100      3,293,999
Daiwa Securities Group, Inc. ...............................    331,000      3,944,538
Hoya Corp. .................................................     93,800      3,411,781
JSR Corp. ..................................................    164,200      3,909,357
Kobe Steel, Ltd. ...........................................  1,034,000      3,302,952
Kubota Corp. ...............................................    422,000      3,472,482
Sharp Corp. ................................................    218,000      3,899,655
SMC Corp. ..................................................     29,100      3,889,254
Sumitomo Realty & Development...............................    202,000      5,953,576
Terumo Corp. ...............................................     91,000      3,410,707
Toray Industries, Inc. .....................................    504,000      4,018,433
Toyota Motor Corp. .........................................     63,700      3,456,442
                                                                          ------------
                                                                            53,973,185
                                                                          ------------
MEXICO  2.8%
America Movil SA de CV, Ser L--ADR..........................     91,544      3,415,507
Wal-Mart de Mexico SA de CV, Ser V--ADR.....................    130,947      4,464,206
                                                                          ------------
                                                                             7,879,713
                                                                          ------------
NETHERLANDS  4.5%
ING Groep, NV--CVA..........................................    148,105      6,403,882
Reed Elsevier, NV...........................................    184,129      2,953,428
Royal Numico, NV............................................     74,737      3,471,869
                                                                          ------------
                                                                            12,829,179
                                                                          ------------
NORWAY  2.6%
Telenor, ASA................................................    315,633      3,994,090
TGS Nopec Geophysical Company, ASA (a)......................    198,500      3,516,609
                                                                          ------------
                                                                             7,510,699
                                                                          ------------
REPUBLIC OF KOREA (SOUTH KOREA)  1.2%
Samsung Electronics Co., Ltd.--GDR (b)......................     10,360      3,522,400
                                                                          ------------

SINGAPORE  2.8%
DBS Group Holdings, Ltd. ...................................    266,255      3,045,331
Keppel Corp., Ltd. .........................................    521,900      4,974,424
                                                                          ------------
                                                                             8,019,755
                                                                          ------------
SPAIN  2.5%
Banco Popular Espanol, SA...................................    207,385      3,254,717
Grupo Ferrovial, SA.........................................     50,412      3,920,328
                                                                          ------------
                                                                             7,175,045
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                               NUMBER
                                                                 OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SWEDEN  2.4%
Ericsson (LM) Tel, Class B--ADR.............................     92,779   $  3,098,819
Getinge, AB, Ser B..........................................    204,853      3,731,384
                                                                          ------------
                                                                             6,830,203
                                                                          ------------
SWITZERLAND  6.9%
ABB, Ltd. ..................................................    320,500      4,257,363
Nestle, SA--ADR.............................................     52,528      4,507,984
Novartis, AG................................................     61,724      3,522,859
Roche Holding, AG...........................................     21,350      3,935,748
SGS, SA.....................................................      3,591      3,282,183
                                                                          ------------
                                                                            19,506,137
                                                                          ------------
TURKEY  0.8%
Akbank TAS--ADR.............................................    220,083      2,402,822
                                                                          ------------

UNITED KINGDOM  9.8%
Barclays Plc................................................    294,098      3,681,853
Capita Group Plc............................................    320,903      3,342,256
HSBC Holdings Plc...........................................    167,166      3,033,328
Prudential Plc..............................................    302,553      3,395,970
Reckitt Benckiser Plc.......................................     92,867      3,854,753
Royal Bank of Scotland Group Plc............................    101,009      3,427,255
SABMiller Plc...............................................    167,847      3,306,151
Tesco Plc...................................................    526,156      3,779,396
                                                                          ------------
                                                                            27,820,962
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS   99.0%
(Cost $264,034,991)....................................................    281,850,714

REPURCHASE AGREEMENT  1.5%
State Street Bank & Trust Co. ($4,190,000 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 5.10%, dated 08/31/06, to be sold on 09/01/06 at $4,190,594)
  (Cost $4,190,000)....................................................      4,190,000
                                                                          ------------

TOTAL INVESTMENTS  100.5%
  (Cost $268,224,991)..................................................    286,040,714
FOREIGN CURRENCY  0.2%
  (Cost $485,604)......................................................        485,765
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.7%)..........................     (1,973,516)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $284,552,963
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

CVA--Certification Van Aandelen

GDR--Global Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
Diversified Banks...........................................  $ 45,267,152       15.9%
Electric Utilities..........................................    11,834,811        4.2
Pharmaceuticals.............................................    10,413,450        3.7
Oil & Gas Exploration & Production..........................     8,754,646        3.1
Packaged Foods & Meats......................................     7,979,853        2.8
Consumer Electronics........................................     7,422,522        2.6
Industrial Machinery........................................     7,380,342        2.6
Health Care Equipment.......................................     7,142,092        2.5
Integrated Telecommunication Services.......................     7,087,760        2.5
Integrated Oil & Gas........................................     6,876,496        2.4
Apparel, Accessories & Luxury Goods.........................     6,743,329        2.4
Other Diversified Financial Services........................     6,403,882        2.2
Real Estate Management & Development........................     5,953,575        2.1
Tires & Rubber..............................................     5,944,870        2.1
Diversified Metals & Mining.................................     5,444,288        1.9
Multi-line Insurance........................................     4,995,638        1.7
Industrial Conglomerates....................................     4,974,424        1.7
Health Care Supplies........................................     4,933,097        1.7
Office Electronics..........................................     4,487,142        1.6
Hypermarkets & Super Centers................................     4,464,206        1.6
Heavy Electrical Equipment..................................     4,257,363        1.5
Commodity Chemicals.........................................     4,018,433        1.4
Independent Power Producers & Energy Traders................     4,012,688        1.4
Investment Banking & Brokerage..............................     3,944,538        1.4
Construction & Engineering..................................     3,920,328        1.4
Specialty Chemicals.........................................     3,909,357        1.4
Diversified Capital Markets.................................     3,900,082        1.4
Household Products..........................................     3,854,752        1.3
Apparel Retail..............................................     3,785,157        1.3
Food Retail.................................................     3,779,396        1.3
Health Care Distributors....................................     3,777,821        1.3
Electrical Components & Equipment...........................     3,755,454        1.3
Application Software........................................     3,599,901        1.3
Semiconductor Equipment.....................................     3,522,400        1.2
Oil & Gas Equipment & Services..............................     3,516,609        1.2
Construction & Farm Machinery & Heavy Trucks................     3,472,482        1.2
Automobile Manufacturers....................................     3,456,442        1.2
Construction Materials......................................     3,421,600        1.2
Wireless Telecommunication Services.........................     3,415,507        1.2
Electronic Equipment Manufacturers..........................     3,411,781        1.2
Life & Health Insurance.....................................     3,395,970        1.2
Human Resource & Employment Services........................     3,342,256        1.2
Oil & Gas Refining & Marketing..............................     3,334,422        1.2
Brewers.....................................................     3,306,151        1.2
Soft Drinks.................................................     3,304,868        1.2
Steel.......................................................     3,302,952        1.2
Consumer Finance............................................     3,293,999        1.2
Diversified Commercial & Professional Services..............     3,282,183        1.1
Communications Equipment....................................     3,098,819        1.1
Publishing..................................................     2,953,428        1.0
                                                              ------------       ----
                                                              $281,850,714       99.0%
                                                              ============       ====

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $268,224,991).......................  $286,040,714
Foreign Currency (Cost $485,604)............................       485,765
Cash........................................................         1,523
Receivables:
 Investments Sold...........................................     5,519,504
 Fund Shares Sold...........................................     3,369,297
 Dividends..................................................       399,402
 Interest...................................................           594
Other.......................................................         9,486
                                                              ------------
   Total Assets.............................................   295,826,285
                                                              ------------
LIABILITIES:
Payables:
 Investments Purchased......................................    10,594,126
 Fund Shares Repurchased....................................       246,567
 Investment Advisory Fee....................................       137,146
 Distributor and Affiliates.................................       125,303
Accrued Expenses............................................       155,738
Trustees' Deferred Compensation and Retirement Plans........        14,442
                                                              ------------
   Total Liabilities........................................    11,273,322
                                                              ------------
NET ASSETS..................................................  $284,552,963
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
 number of shares authorized)...............................  $269,432,341
Net Unrealized Appreciation.................................    17,834,931
Accumulated Undistributed Net Investment Income.............     1,110,627
Accumulated Net Realized Loss...............................    (3,824,936)
                                                              ------------
NET ASSETS..................................................  $284,552,963
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $209,437,448 and 11,157,689 shares of
   beneficial interest issued and outstanding)..............  $      18.77
   Maximum sales charge (5.75%* of offering price)..........          1.15
                                                              ------------
   Maximum offering price to public.........................  $      19.92
                                                              ============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $18,538,183 and 992,601 shares of
   beneficial interest issued and outstanding)..............  $      18.68
                                                              ============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $9,764,897 and 522,678 shares of beneficial
   interest issued and outstanding).........................  $      18.68
                                                              ============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $46,812,435 and 2,490,499 shares of
   beneficial interest issued and outstanding)..............  $      18.80
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period November 1, 2005 to August 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $280,827)....  $ 2,553,952
Interest....................................................      142,964
                                                              -----------
      Total Income..........................................    2,696,916
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      764,703
Custody.....................................................      341,738
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $175,623, $57,495 and $30,344
  respectively).............................................      263,462
Shareholder Services........................................      197,803
Registration and Filing Fees................................       83,804
Legal.......................................................       62,994
Trustees' Fees and Related Expenses.........................       39,524
Other.......................................................      165,743
                                                              -----------
      Total Expenses........................................    1,919,771
      Investment Advisory Fee Reduction.....................      360,843
      Less Credits Earned on Cash Balances..................       20,928
                                                              -----------
      Net Expenses..........................................    1,538,000
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,158,916
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   121,678
  Foreign Currency Transactions.............................      (48,267)
                                                              -----------
Net Realized Gain...........................................       73,411
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    5,266,444
                                                              -----------
  End of the Period:
    Investments.............................................   17,815,723
    Foreign Currency Translation............................       19,208
                                                              -----------
                                                               17,834,931
                                                              -----------
Net Unrealized Appreciation During the Period...............   12,568,487
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,641,898
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $13,800,814
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                            PERIOD ENDED         YEAR ENDED
                                                           AUGUST 31, 2006    OCTOBER 31, 2005
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $  1,158,916        $    156,909
Net Realized Gain........................................         73,411           7,133,830
Net Unrealized Appreciation/Depreciation During the
  Period.................................................     12,568,487          (1,639,776)
                                                            ------------        ------------
Change in Net Assets from Operations.....................     13,800,814           5,650,963
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares.........................................            -0-                 -0-
  Class B Shares.........................................            -0-                 -0-
  Class C Shares.........................................            -0-                 -0-
  Class I Shares.........................................        (57,268)                -0-
                                                            ------------        ------------
Total Distributions......................................        (57,268)                -0-
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......     13,743,546           5,650,963
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................    264,521,996           6,544,090
Cost of Shares Repurchased...............................    (11,995,759)        (23,952,136)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......    252,526,237         (17,408,046)
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................    266,269,783         (11,757,083)
NET ASSETS:
Beginning of the Period..................................     18,283,180          30,040,263
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,110,627 and
  $156,909, respectively)................................   $284,552,963        $ 18,283,180
                                                            ============        ============

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             DECEMBER 19, 2005
                                                             (COMMENCEMENT OF
CLASS A SHARES                                                OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $16.47
                                                                  ------
  Net Investment Income (a).................................         .15
  Net Realized and Unrealized Gain..........................        2.15
                                                                  ------
Total from Investment Operations............................        2.30
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $18.77
                                                                  ======

Total Return (b)*...........................................      13.96%**
Net Assets at End of the Period (In millions)...............      $209.4
Ratio of Expenses to Average Net Assets (c)*................       1.52%
Ratio of Net Investment Income to Average Net Assets*.......       1.22%
Portfolio Turnover..........................................         14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       1.80%
   Ratio of Net Investment Income to Average Net Assets.....        .94%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             DECEMBER 19, 2005
                                                             (COMMENCEMENT OF
CLASS B SHARES                                                OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $16.47
                                                                  ------
  Net Investment Income (a).................................         .05
  Net Realized and Unrealized Gain..........................        2.16
                                                                  ------
Total from Investment Operations............................        2.21
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $18.68
                                                                  ======

Total Return (b)*...........................................      13.42%**
Net Assets at End of the Period (In millions)...............      $ 18.5
Ratio of Expenses to Average Net Assets (c)*................       2.27%
Ratio of Net Investment Income to Average Net Assets*.......        .43%
Portfolio Turnover..........................................         14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       2.53%
   Ratio of Net Investment Income to Average Net Assets.....        .17%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             DECEMBER 19, 2005
                                                             (COMMENCEMENT OF
CLASS C SHARES                                                OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $16.47
                                                                  ------
  Net Investment Income (a).................................         .05
  Net Realized and Unrealized Gain..........................        2.16
                                                                  ------
Total from Investment Operations............................        2.21
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $18.68
                                                                  ======

Total Return (b)*...........................................      13.42%**
Net Assets at End of the Period (In millions)...............      $  9.8
Ratio of Expenses to Average Net Assets (c)*................       2.27%
Ratio of Net Investment Income to Average Net Assets*.......        .42%
Portfolio Turnover..........................................         14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       2.51%
   Ratio of Net Investment Income to Average Net Assets.....        .19%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        NOVEMBER 1,
                                          2005 TO             YEAR ENDED OCTOBER 31,
CLASS I SHARES                          AUGUST 31,     -------------------------------------
                                           2006         2005      2004      2003      2002
                                        ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $15.36       $12.57    $10.50    $ 8.50    $  9.89
                                          ------       ------    ------    ------    -------
  Net Investment Income................      .16(c)       .13       .10       .05        .01
  Net Realized and Unrealized
    Gain/Loss..........................     3.33         2.66      1.97      1.95      (1.40)
                                          ------       ------    ------    ------    -------
Total from Investment Operations.......     3.49         2.79      2.07      2.00      (1.39)
                                          ------       ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income.............................      .05          -0-       -0-       -0-        -0-
  Distributions from Net Realized
    Gain...............................      -0-          -0-       -0-       -0-        -0-
                                          ------       ------    ------    ------    -------
Total Distributions....................      .05          -0-       -0-       -0-        -0-
                                          ------       ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.....   $18.80       $15.36    $12.57    $10.50    $  8.50
                                          ======       ======    ======    ======    =======

Total Return (a)*......................   22.68%**     22.20%    19.71%    23.53%    -14.05%
Net Assets at End of the Period (In
  millions)............................   $ 46.8       $ 18.3    $ 30.0    $ 50.1    $  56.5
Ratio of Expenses to Average Net
  Assets...............................    1.27%        1.25%     1.25%     1.23%      1.10%
Ratio of Net Investment Income to
  Average Net Assets*..................    1.14%         .64%      .63%      .55%       .08%
Portfolio Turnover.....................      14%**        17%       37%       46%        32%
*  If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (b)........................    1.89%        2.37%     1.48%       N/A        N/A
   Ratio of Net Investment Income/Loss
     to Average Net Assets.............     .52%        (.48%)     .40%       N/A        N/A

**  Non-annualized

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

(c) Based on average shares outstanding.

N/A=Not Applicable

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Growth Fund (the "Fund"), formerly known as the 1838 International Equity Fund, is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation, with a secondary objective of income, by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on August 3, 1995. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, at the close of business on December 16, 2005, the Fund acquired substantially all of the net assets of the 1838 International Equity Fund in exchange for Class I shares of the Fund through a tax-free exchange under Section 368 of the Internal Revenue Code. As a result of the reorganization, Class I Shares of the Fund are the accounting successor of the 1838 International Equity Fund and the fiscal year end changed from October 31 to August 31. As a result, this financial report reflects the ten month period commencing on November 1, 2005 and ending on August 31, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. The Fund registered Class A Shares, Class B Shares, and Class C Shares on December 19, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current year, the Fund utilized capital losses carried forward of $137,542. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $3,726,175 which will expire on August 31, 2010.

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $   268,323,752
                                                              ===============
Gross tax unrealized appreciation...........................  $    20,891,003
Gross tax unrealized depreciation...........................       (3,174,041)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $    17,716,962
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    The tax character of distributions paid during the period ended August 31, 2006 and the year ended October 31, 2005 was as follows:

                                                               2006      2005
Distributions paid from:
Ordinary income.............................................  $57,268    $-0-
Long-term capital gain......................................      -0-     -0-
                                                              -------    ----
                                                              $57,268    $-0-
                                                              =======    ====

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the recognition of net realized gains on foreign currency transactions totaling $147,919 has been reclassified from accumulated net realized loss to accumulated undistributed net investment income. Additionally, a permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $11 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,174,415

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and post October losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the period ended August 31, 2006, the Fund's custody fee was reduced by $20,928 as a result of credits earned on cash balances.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     0.75%
Over $1 billion.............................................     0.70

    Prior to December 16, 2005, the advisory fee was .75% of average daily net assets.

    For the period ended August 31, 2006, the Adviser waived approximately $360,800 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, 2.25% of Class C average net assets, and 1.25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after August 31 2006.

    For the period December 16, 2005 through August 31, 2006, the Fund recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Effective December 16, 2005, under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2006, the Fund recognized expenses of approximately $55,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Effective December 16, 2005, Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2006, the Fund recognized expenses of approximately $184,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    Effective December 16, 2005, the Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $4,662 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended August 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $875,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $4,200. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the period ended August 31, 2006 and the year ended October 31, 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                             PERIOD ENDED                   YEAR ENDED
                                           AUGUST 31, 2006               OCTOBER 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................  11,579,500    $208,721,999           -0-    $        -0-
  Class B...........................   1,041,192      18,886,189           -0-             -0-
  Class C...........................     540,431       9,851,304           -0-             -0-
  Class I...........................   1,482,489      27,062,504       454,074       6,544,090
                                      ----------    ------------    ----------    ------------
Total Sales.........................  14,643,612    $264,521,996       454,074    $  6,544,090
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................    (421,811)   $ (7,521,189)          -0-    $        -0-
  Class B...........................     (48,591)       (876,249)          -0-             -0-
  Class C...........................     (17,753)       (319,506)          -0-             -0-
  Class I...........................    (182,436)     (3,278,815)   (1,654,064)    (23,952,136)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................    (670,591)   $(11,995,759)   (1,654,064)   $(23,952,136)
                                      ==========    ============    ==========    ============

    Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, on December 16, 2005, the Fund issued 1,179,535 Class I shares in exchange for 1,179,535 shares of the 1838 International Equity Fund valued at $19,496,438.

4. REDEMPTION FEE

Effective December, 16 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended August 31, 2006, the Fund received redemption fees of approximately $4,600, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $268,269,802 and $16,798,811, respectively.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $296,000 and $43,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the foreign currency exposure, maturity, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component on realized gain/loss on foreign currency transactions. As of August 31, 2006, there were no forward foreign currency contracts outstanding.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things,

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN INTERNATIONAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen International Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen International Growth Fund (formerly the 1838 International Equity Fund) (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 1, 2005 through August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net asset for the year ended October 31, 2005 and the financial highlights of the Fund for each of the four years in the period ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005 expressed an unqualified opinion on those financial statements and financial highlights.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen International Growth Fund at August 31, 2006, the results of its operations, the changes in its net assets, and financial highlights for the period from November 1, 2005 through August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2006. For corporate shareholders, 0% of the distributions qualify for the dividends received deduction. The Fund intends to pass through foreign tax credits of $280,827 and has derived gross income from sources within foreign countries amounting to $2,505,283. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $57,268 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                               since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                           since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation, and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                       since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                          since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                             since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                     since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                        since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
(64)                                       since 2005  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                            TERM OF                                 FUND
                                           OFFICE AND                              COMPLEX
                              POSITION(S)  LENGTH OF                              OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS         TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm       71       Trustee/Director/
333 West Wacker Drive                      since 2005  of Skadden, Arps, Slate,               Managing General
Chicago, IL 60606                                      Meagher & Flom LLP, legal              Partner of funds in
                                                       counsel to funds in the                the Fund Complex.
                                                       Fund Complex.                          Director of the
                                                                                              Abraham Lincoln
                                                                                              Presidential Library
                                                                                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN INTERNATIONAL GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN INTERNATIONAL GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  34, 134, 234
                                                                 IGF ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02887P-Y08/06

Item 1. Report to Shareholders.

The annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity Premium Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the fund's benchmark, a blend of 75 percent CBOE BMX Index and 25 percent S&P 500(R) Index, from 6/26/2006 (the fund's inception date) through 8/31/2006. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN EQUITY PREMIUM        BLENDED IX (75% CBOE BMX - 25%
                                                                        INCOME FUND                          S&P 500)
                                                                 -------------------------        ------------------------------
6/06                                                                        9423                              10000
                                                                            9524                              10137
8/06                                                                        9660                              10289

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 6/26/06        since 6/26/06        since 6/26/06      since 6/26/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          3.75%     -2.22%     3.56%     -1.44%     3.57%     2.57%        3.77%
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and without any distribution (Rule 12b-1) fee and service fee. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPX(SM)) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written. Indexes are unmanaged and should not be considered investments. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE PERIOD ENDED AUGUST 31, 2006

Note: The fund commenced operations on June 26, 2006. This discussion covers the period from the fund's inception through August 31, 2006.

MARKET CONDITIONS

During the three months ended August 31, 2006, the stock market posted modest gains, as measured by the S&P 500(R) Index, reflecting a rebound from stocks' declining performance in May and June. Prior to the fund's launch, the market encountered a steep sell-off in May as the Federal Open Market Committee (the "Fed") raised the federal funds target rate for the 16th consecutive time since June 2004. Its accompanying language did little to soothe investors seeking a respite from monetary tightening, particularly in light of an uptick in inflation and rising commodity prices. As a result, stock price volatility continued through the month of June. The Fed increased the target rate for the 17th time at its June 29th policy meeting.

July was another choppy month, as oil prices skyrocketed to a new high and signs of a slowing economy were evident in employment, manufacturing and consumer spending data. Moreover, geopolitical tensions flared with North Korea and in the Middle East. At the same time, however, inflation data was better than expected, oil prices did ease and corporate earnings still appeared generally healthy (with notable exceptions in the technology sector). Industrial production and capacity utilization data were also strong. In this environment, sentiment turned more optimistic that the Fed would pause its rate increases.

At its August policy meeting, the Fed did leave the federal funds target rate unchanged after two years of consecutive increases. With economic activity still at a decent pace, headline inflation under control, relief in oil prices and a decline in long-term interest rates, stocks gained back some of the ground lost during the preceding months' volatility. Furthermore, Microsoft's announcement of revised terms for its $40 billion share repurchase program was well received by the markets. However, comments from Federal Reserve Board members indicating the possibility of future rate increases spooked investors toward the end of the period.

PERFORMANCE ANALYSIS

The fund returned 3.75 percent for the period since inception, June 26, 2006, through August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, a blend of 75 percent CBOE BMX Index and 25 percent S&P 500(R) Index, returned 3.89 percent for the same period.

TOTAL RETURN FOR THE PERIOD SINCE INCEPTION THROUGH AUGUST 31, 2006

-------------------------------------------------------------
                                              75% CBOE
                                                 BMX
                                              INDEX/25%
                                                 S&P
                                               500(R)
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX

       3.75%*    3.56%*    3.57%*    3.77%*     3.89%
-------------------------------------------------------------

* Class A, B, C and I shares have an inception date of June 26, 2006. For these share classes, the total returns shown above are for the period since their inception through August 31, 2006. Index data is for the same period.

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the limited time period under review, the fund's performance was driven largely by prices appreciation and, to a lesser extent, by dividend income. Since the fund's commencement of operations in June, we have sought to position the fund in accordance with its investment objectives--to seek current income and, as a secondary objective, long-term capital appreciation--by selecting a portfolio of U.S. equity securities and by utilizing an option writing strategy.

Within the equity portion of the portfolio, the fund was invested across a diversified group of sectors during the period. Relative to the S&P 500 Index, the fund held a notable overweight in the consumer discretionary sector. The telecommunications, consumer staples and utilities sectors were among the fund's significant relative underweights. The fund's more moderate relative weightings included slight underweights in the financials, health care and materials sectors and modest overweights in the industrials and technology sectors. The fund's energy exposure was roughly in line with the S&P 500 Index's sector weight.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 8/31/06
Exxon Mobil Corp.                                                 2.5%
Bank of America Corp.                                             2.0
Semiconductor HOLDRs Trust                                        2.0
General Electric Co.                                              1.5
Citigroup, Inc.                                                   1.5
Lehman Brothers Holdings, Inc.                                    1.5
Corning, Inc.                                                     1.4
Cisco Systems, Inc.                                               1.4
Hewlett-Packard Co.                                               1.3
J.P. Morgan Chase & Co.                                           1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/06
Integrated Oil & Gas                                              5.2%
Communications Equipment                                          5.0
Other Diversified Financial Services                              4.7
Investment Banking & Brokerage                                    4.5
Pharmaceuticals                                                   4.2
Aerospace & Defense                                               2.8
Managed Health Care                                               2.8
Integrated Telecommunication Services                             2.3
Computer Hardware                                                 2.2
Tobacco                                                           2.2
Biotechnology                                                     2.0
Exchange Traded Fund                                              2.0
Industrial Conglomerates                                          1.8
Semiconductors                                                    1.8
Construction & Farm Machinery & Heavy Trucks                      1.6
Multi-line Insurance                                              1.6
Railroads                                                         1.6
Department Stores                                                 1.5
Apparel Retail                                                    1.4
Data Processing & Outsourced Services                             1.4
Household Products                                                1.3
Food Retail                                                       1.2
Health Care Equipment                                             1.2
Property & Casualty Insurance                                     1.2
Restaurants                                                       1.2
Internet Software & Services                                      1.1
Movies & Entertainment                                            1.1
Thrifts & Mortgage Finance                                        1.1
Application Software                                              1.0
Distillers & Vintners                                             1.0
Regional Banks                                                    1.0
Systems Software                                                  1.0
Diversified Banks                                                 0.9
Diversified Metals & Mining                                       0.9
Oil & Gas Exploration & Production                                0.9
Specialized Finance                                               0.9
Agricultural Products                                             0.8
Consumer Finance                                                  0.8

  (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/06
                                       (continued from previous page)
Health Care Services                                              0.8
Hypermarkets & Super Centers                                      0.8
Multi-Utilities                                                   0.8
Soft Drinks                                                       0.8
Air Freight & Logistics                                           0.7
Electric Utilities                                                0.7
Industrial Machinery                                              0.7
Oil & Gas Drilling                                                0.7
Oil & Gas Equipment & Services                                    0.7
Specialty Stores                                                  0.7
Hotels, Resorts & Cruise Lines                                    0.6
Life & Health Insurance                                           0.6
Oil & Gas Refining & Marketing                                    0.6
Semiconductor Equipment                                           0.6
Airlines                                                          0.5
Apparel, Accessories & Luxury Goods                               0.5
Asset Management & Custody Banks                                  0.5
Broadcasting & Cable TV                                           0.5
Electronic Manufacturing Services                                 0.5
Fertilizers & Agricultural Chemicals                              0.5
Aluminum                                                          0.4
Auto Parts & Equipment                                            0.4
Gas Utilities                                                     0.4
Health Care Distributors                                          0.4
Building Products                                                 0.3
Computer Storage & Peripherals                                    0.3
Drug Retail                                                       0.3
Home Furnishings                                                  0.3
Independent Power Producers & Energy Traders                      0.3
Internet Retail                                                   0.3
Mortgage REIT's                                                   0.3
Oil & Gas Storage & Transportation                                0.3
Personal Products                                                 0.3
Residential REIT's                                                0.3
Steel                                                             0.3
Casinos & Gaming                                                  0.2
Diversified Chemicals                                             0.2
Electronic Equipment Manufacturers                                0.2
Home Improvement Retail                                           0.2
Household Appliances                                              0.2
Packaged Foods & Meats                                            0.2
Publishing                                                        0.2
Technology Distributors                                           0.2
Trading Companies & Distributors                                  0.2
Electrical Components & Equipment                                 0.1
Office REIT's                                                     0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/06
                                       (continued from previous page)
Wireless Telecommunication Services                               0.1
Commodity Chemicals                                               0.0
                                                                -----
Total Long-Term Investments                                      91.0%
Short-Term Investments                                            3.5
                                                                -----
Total Investments                                                94.5
Other Assets In Excess of Liabilities                             6.1
Written Options                                                  (0.6)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual.....................................    $1,000.00        $1,037.47          $ 2.28
  Hypothetical...............................     1,000.00         1,006.84            6.31
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,035.62            3.66
  Hypothetical...............................     1,000.00         1,005.44           10.11
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,035.74            3.66
  Hypothetical...............................     1,000.00         1,005.44           10.11
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,037.72            1.81
  Hypothetical...............................     1,000.00         1,007.24            5.04
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 1.99%, 1.99% and .99% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for "Actual" information which reflects the period from Commencement of Operations through August 31, 2006. These rations reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on March 2, 2006 and May 22, 2006, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's projected expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared with the Fund's shareholders, and the propriety of proposed breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the investment adviser the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory contract.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees discussed with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fees but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. In connection with the Fund, the trustees discussed with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's projected expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. The trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  91.0%
AEROSPACE & DEFENSE  2.8%
Boeing Co. .................................................    2,852     $   213,615
General Dynamics Corp. .....................................    3,061         206,771
Lockheed Martin Corp. ......................................    3,100         256,060
Northrop Grumman Corp. .....................................    3,847         257,018
Raytheon Co. ...............................................    2,891         136,484
United Technologies Corp. ..................................    6,215         389,743
                                                                          -----------
                                                                            1,459,691
                                                                          -----------
AGRICULTURAL PRODUCTS  0.8%
Archer-Daniels-Midland Co. .................................   10,577         435,455
                                                                          -----------

AIR FREIGHT & LOGISTICS  0.7%
FedEx Corp. ................................................    2,178         220,043
United Parcel Service, Inc., Class B........................    2,324         162,796
                                                                          -----------
                                                                              382,839
                                                                          -----------
AIRLINES  0.5%
AMR Corp. (a)...............................................    6,077         125,490
Continental Airlines, Inc., Class B (a).....................    5,238         131,421
                                                                          -----------
                                                                              256,911
                                                                          -----------
ALUMINUM  0.4%
Alcan, Inc. (Canada)........................................    2,857         128,908
Alcoa, Inc. ................................................    2,468          70,560
                                                                          -----------
                                                                              199,468
                                                                          -----------
APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Coach, Inc. (a).............................................    4,156         125,470
Polo Ralph Lauren Corp. ....................................    2,387         140,809
                                                                          -----------
                                                                              266,279
                                                                          -----------
APPAREL RETAIL  1.4%
Abercrombie & Fitch Co., Class A............................    1,953         126,027
American Eagle Outfitters, Inc. ............................    7,604         293,743
Chico's FAS, Inc. (a).......................................    5,253          96,865
The Men's Wearhouse, Inc. ..................................    3,203         113,546
Urban Outfitters, Inc. (a)..................................    7,520         117,989
                                                                          -----------
                                                                              748,170
                                                                          -----------
APPLICATION SOFTWARE  1.0%
Autodesk, Inc. (a)..........................................    3,215         111,753
Intuit, Inc. (a)............................................      320           9,670
Parametric Technology Corp. (a).............................    7,840         126,302
Reynolds & Reynolds Co., Class A............................    4,214         161,649
Synopsys, Inc. (a)..........................................    5,802         110,006
                                                                          -----------
                                                                              519,380
                                                                          -----------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Janus Capital Group, Inc. ..................................    7,146         127,056
Legg Mason, Inc. ...........................................    1,466         133,787
                                                                          -----------
                                                                              260,843
                                                                          -----------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT  0.4%
Johnson Controls, Inc. .....................................    2,722     $   195,793
                                                                          -----------

BIOTECHNOLOGY  2.0%
Amgen, Inc. (a).............................................    3,627         246,382
Applera Corp. ..............................................    5,141         157,572
Genentech, Inc. (a).........................................    1,806         149,031
Gilead Sciences, Inc. (a)...................................    2,993         189,756
ImClone Systems, Inc. (a)...................................    4,428         132,397
OSI Pharmaceuticals, Inc. (a)...............................    3,969         147,925
                                                                          -----------
                                                                            1,023,063
                                                                          -----------
BROADCASTING & CABLE TV  0.5%
Comcast Corp., Class A (a)..................................    8,084         282,940
                                                                          -----------

BUILDING PRODUCTS  0.3%
USG Corp. (a)...............................................    2,687         137,037
                                                                          -----------

CASINOS & GAMING  0.2%
Harrah's Entertainment, Inc. ...............................    1,991         124,159
                                                                          -----------

COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................       21             271
                                                                          -----------

COMMUNICATIONS EQUIPMENT  5.0%
ADC Telecommunications, Inc. (a)............................    8,795         120,052
Cisco Systems, Inc. (a).....................................   33,883         745,087
Comverse Technology, Inc. (a)...............................    6,131         128,138
Corning, Inc. (a)...........................................   33,791         751,512
Motorola, Inc. .............................................   14,544         340,039
Nokia OYJ--ADR (Finland)....................................    3,662          76,463
QUALCOMM, Inc. .............................................    3,556         133,955
Tellabs, Inc. (a)...........................................   30,365         309,419
                                                                          -----------
                                                                            2,604,665
                                                                          -----------
COMPUTER HARDWARE  2.2%
Apple Computer, Inc. (a)....................................    1,859         126,133
Hewlett-Packard Co. ........................................   18,953         692,922
International Business Machines Corp. ......................    4,046         327,605
                                                                          -----------
                                                                            1,146,660
                                                                          -----------
COMPUTER STORAGE & PERIPHERALS  0.3%
Lexmark International, Inc., Class A (a)....................    3,206         179,760
                                                                          -----------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.6%
Caterpillar, Inc. ..........................................    2,492     $   165,344
Deere & Co. ................................................    3,381         264,056
JLG Industries, Inc. .......................................    6,803         118,780
Joy Global, Inc. ...........................................    3,145         136,933
Oshkosh Truck Corp. ........................................    2,836         146,621
                                                                          -----------
                                                                              831,734
                                                                          -----------
CONSUMER FINANCE  0.8%
American Express Co. .......................................    3,338         175,379
AmeriCredit Corp. (a).......................................    4,280         100,537
Capital One Financial Corp. ................................    1,618         118,276
                                                                          -----------
                                                                              394,192
                                                                          -----------
DATA PROCESSING & OUTSOURCED SERVICES  1.4%
Automatic Data Processing, Inc. ............................      189           8,921
Ceridian Corp. (a)..........................................    3,042          72,613
CheckFree Corp. (a).........................................    3,535         126,553
Computer Sciences Corp. (a).................................    3,834         181,655
Convergys Corp. (a).........................................    8,882         185,367
Fiserv, Inc. (a)............................................    3,739         165,152
                                                                          -----------
                                                                              740,261
                                                                          -----------
DEPARTMENT STORES  1.5%
Federated Department Stores, Inc. ..........................    7,611         289,066
J.C. Penney Co., Inc. ......................................    5,199         327,745
Nordstrom, Inc. ............................................    5,100         190,485
                                                                          -----------
                                                                              807,296
                                                                          -----------
DISTILLERS & VINTNERS  1.0%
Brown-Forman Corp., Class B.................................      309          23,787
MGP Ingredients, Inc. ......................................   21,805         525,282
                                                                          -----------
                                                                              549,069
                                                                          -----------
DIVERSIFIED BANKS  0.9%
Wachovia Corp. .............................................    5,688         310,735
Wells Fargo & Co. ..........................................    4,923         171,074
                                                                          -----------
                                                                              481,809
                                                                          -----------
DIVERSIFIED CHEMICALS  0.2%
FMC Corp. ..................................................    2,044         124,929
                                                                          -----------

DIVERSIFIED METALS & MINING  0.9%
Phelps Dodge Corp. .........................................    2,382         213,189
Rio Tinto PLC--ADR (United Kingdom).........................      642         129,331
Southern Copper Corp. ......................................    1,262         116,508
                                                                          -----------
                                                                              459,028
                                                                          -----------
DRUG RETAIL  0.3%
CVS Corp. ..................................................    4,237         142,151
                                                                          -----------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES  0.7%
Exelon Corp. ...............................................    2,965     $   180,806
Pepco Holdings, Inc. .......................................    7,223         183,392
                                                                          -----------
                                                                              364,198
                                                                          -----------
ELECTRICAL COMPONENTS & EQUIPMENT  0.1%
Hubbell, Inc., Class B......................................    1,558          72,447
                                                                          -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.2%
Vishay Intertechnology, Inc. (a)............................    8,186         114,686
                                                                          -----------

ELECTRONIC MANUFACTURING SERVICES  0.5%
Jabil Circuit, Inc. ........................................    9,544         256,066
                                                                          -----------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.5%
Monsanto Co. ...............................................    5,329         252,808
                                                                          -----------

FOOD RETAIL  1.2%
Safeway, Inc. ..............................................    7,871         243,450
Supervalu, Inc. ............................................    2,933          83,766
The Kroger Co. .............................................    7,444         177,242
Whole Foods Market, Inc. ...................................    2,405         128,956
                                                                          -----------
                                                                              633,414
                                                                          -----------
GAS UTILITIES  0.4%
AGL Resources, Inc. ........................................    5,136         186,899
                                                                          -----------

HEALTH CARE DISTRIBUTORS  0.4%
AmerisourceBergen Corp. ....................................      597          26,364
Cardinal Health, Inc. ......................................    2,915         196,529
                                                                          -----------
                                                                              222,893
                                                                          -----------
HEALTH CARE EQUIPMENT  1.2%
Advanced Medical Optics, Inc. (a)...........................    3,456         166,406
Kinetic Concepts, Inc. (a)..................................   10,554         333,506
Thermo Electron Corp. (a)...................................    3,639         142,649
                                                                          -----------
                                                                              642,561
                                                                          -----------
HEALTH CARE SERVICES  0.8%
Express Scripts, Inc. (a)...................................    1,841         154,791
Quest Diagnostics, Inc. ....................................    4,482         288,103
                                                                          -----------
                                                                              442,894
                                                                          -----------
HOME FURNISHINGS  0.3%
Tempur-Pedic International, Inc. (a)........................    9,292         149,137
                                                                          -----------

HOME IMPROVEMENT RETAIL  0.2%
Home Depot, Inc. ...........................................    3,130         107,328
                                                                          -----------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES  0.6%
Marriott International, Inc., Class A.......................    4,759     $   179,224
Starwood Hotels & Resorts Worldwide, Inc. ..................    2,084         110,994
                                                                          -----------
                                                                              290,218
                                                                          -----------
HOUSEHOLD APPLIANCES  0.2%
Whirlpool Corp. ............................................    1,254         101,461
                                                                          -----------

HOUSEHOLD PRODUCTS  1.3%
Colgate-Palmolive Co. ......................................    1,759         105,294
Energizer Holdings, Inc. (a)................................    1,841         123,089
Procter & Gamble Co. .......................................    6,940         429,586
                                                                          -----------
                                                                              657,969
                                                                          -----------
HYPERMARKETS & SUPER CENTERS  0.8%
Costco Wholesale Corp. .....................................    3,147         147,248
Wal-Mart Stores, Inc. ......................................    6,546         292,737
                                                                          -----------
                                                                              439,985
                                                                          -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.3%
The AES Corp. (a)...........................................    7,896         167,711
                                                                          -----------

INDUSTRIAL CONGLOMERATES  1.8%
General Electric Co. .......................................   23,377         796,221
Tyco International, Ltd. (Bermuda)..........................    6,609         172,825
                                                                          -----------
                                                                              969,046
                                                                          -----------
INDUSTRIAL MACHINERY  0.7%
Danaher Corp. ..............................................      936          62,047
Eaton Corp. ................................................      775          51,537
Ingersoll-Rand Co. Ltd., Class A (Bermuda)..................    3,766         143,183
Timken Co. .................................................    3,456         110,730
                                                                          -----------
                                                                              367,497
                                                                          -----------
INTEGRATED OIL & GAS  5.2%
Chevron Corp. ..............................................    6,932         446,421
ConocoPhillips..............................................    7,681         487,206
Exxon Mobil Corp. (b).......................................   18,965       1,283,362
Hess Corp. .................................................    5,451         249,547
Marathon Oil Corp. .........................................    2,231         186,288
Royal Dutch Shell PLC, Class A--ADR (United Kingdom)........    1,123          77,420
                                                                          -----------
                                                                            2,730,244
                                                                          -----------
INTEGRATED TELECOMMUNICATION SERVICES  2.3%
AT&T, Inc. .................................................   14,865         462,747
BellSouth Corp. ............................................   10,032         408,503
CenturyTel, Inc. ...........................................      255          10,154
Verizon Communications, Inc. ...............................    8,644         304,096
                                                                          -----------
                                                                            1,185,500
                                                                          -----------
INTERNET RETAIL  0.3%
Expedia, Inc. (a)...........................................    8,307         135,570
                                                                          -----------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  1.1%
eBay, Inc. (a)..............................................   11,311     $   315,124
VeriSign, Inc. (a)..........................................    6,894         139,535
Yahoo!, Inc. (a)............................................    3,734         107,614
                                                                          -----------
                                                                              562,273
                                                                          -----------
INVESTMENT BANKING & BROKERAGE  4.5%
E*TRADE Financial Corp. (a).................................    7,557         178,270
Goldman Sachs Group, Inc. ..................................    3,898         579,438
Lehman Brothers Holdings, Inc. .............................   11,980         764,444
Merrill Lynch & Co., Inc. ..................................    6,481         476,548
The Bear Stearns Co., Inc. .................................    2,880         375,408
                                                                          -----------
                                                                            2,374,108
                                                                          -----------
LIFE & HEALTH INSURANCE  0.6%
Metlife, Inc. ..............................................    2,601         143,133
Prudential Financial, Inc. .................................    2,595         190,499
                                                                          -----------
                                                                              333,632
                                                                          -----------
MANAGED HEALTH CARE  2.8%
Aetna, Inc. ................................................    2,948         109,872
Coventry Health Care, Inc. (a)..............................    1,380          74,851
Humana, Inc. (a)............................................    5,539         337,491
UnitedHealth Group, Inc. ...................................    9,818         510,045
WellPoint, Inc. (a).........................................    5,625         435,431
                                                                          -----------
                                                                            1,467,690
                                                                          -----------
MORTGAGE REIT'S  0.3%
Capitalsource, Inc. ........................................    5,001         121,524
New Century Financial Corp. ................................      397          15,368
                                                                          -----------
                                                                              136,892
                                                                          -----------
MOVIES & ENTERTAINMENT  1.1%
News Corp., Class A.........................................   11,449         217,874
Regal Entertainment Group...................................    3,646          71,936
Time Warner, Inc. ..........................................    5,850          97,227
Walt Disney Co. ............................................    5,841         173,186
                                                                          -----------
                                                                              560,223
                                                                          -----------
MULTI-LINE INSURANCE  1.6%
American Financial Group, Inc. .............................    4,108         191,926
American International Group, Inc. .........................    6,070         387,387
Loews Corp. ................................................    6,999         269,322
                                                                          -----------
                                                                              848,635
                                                                          -----------
MULTI-UTILITIES  0.8%
Duke Energy Corp. ..........................................    7,334         220,020
NiSource, Inc. .............................................    3,257          68,951
PG & E Corp. ...............................................      962          40,337
Xcel Energy, Inc. ..........................................    3,786          78,749
                                                                          -----------
                                                                              408,057
                                                                          -----------
OFFICE REIT'S  0.1%
HRPT Properties Trust.......................................    6,447          74,785
                                                                          -----------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
OIL & GAS DRILLING  0.7%
Nabors Industries Ltd. (Bermuda) (a)........................    3,115     $   102,421
Rowan Companies, Inc. ......................................    2,993         102,361
Transocean, Inc. (Cayman Islands) (a).......................    2,092         139,641
                                                                          -----------
                                                                              344,423
                                                                          -----------
OIL & GAS EQUIPMENT & SERVICES  0.7%
Halliburton Co. ............................................    3,347         109,179
National Oilwell Varco, Inc. (a)............................    1,701         111,075
Weatherford International, Ltd. (Bermuda) (a)...............    3,309         142,287
                                                                          -----------
                                                                              362,541
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION  0.9%
Anadarko Petroleum Corp. ...................................    5,543         260,022
Chesapeake Energy Corp. ....................................    3,069          96,888
Devon Energy Corp. .........................................    1,832         114,482
                                                                          -----------
                                                                              471,392
                                                                          -----------
OIL & GAS REFINING & MARKETING  0.6%
Tesoro Corp. ...............................................    1,947         125,796
Valero Energy Corp. ........................................    3,440         197,456
                                                                          -----------
                                                                              323,252
                                                                          -----------
OIL & GAS STORAGE & TRANSPORTATION  0.3%
Overseas Shipholding Group, Inc. ...........................    2,200         146,740
                                                                          -----------

OTHER DIVERSIFIED FINANCIAL SERVICES  4.7%
Bank of America Corp. ......................................   20,208       1,040,106
Citigroup, Inc. ............................................   15,636         771,637
J.P. Morgan Chase & Co. ....................................   14,277         651,888
                                                                          -----------
                                                                            2,463,631
                                                                          -----------
PACKAGED FOODS & MEATS  0.2%
Hormel Foods Corp. .........................................      668          24,482
Kraft Foods, Inc., Class A..................................    2,287          77,552
                                                                          -----------
                                                                              102,034
                                                                          -----------
PERSONAL PRODUCTS  0.3%
The Estee Lauder Co., Inc., Class A.........................    4,206         155,033
                                                                          -----------

PHARMACEUTICALS  4.2%
Abbott Laboratories.........................................    2,986         145,418
Bristol-Myers Squibb Co. ...................................    7,484         162,777
Johnson & Johnson...........................................    6,696         432,963
Merck & Co., Inc. ..........................................   13,704         555,697
Mylan Laboratories, Inc. ...................................    5,569         113,162
Pfizer, Inc. ...............................................   17,812         490,899
Schering-Plough Corp. ......................................    4,602          96,412
Wyeth.......................................................    4,398         214,183
                                                                          -----------
                                                                            2,211,511
                                                                          -----------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  1.2%
Chubb Corp. ................................................    5,505     $   276,131
Commerce Group, Inc. .......................................    4,189         124,790
The Saint Paul Travelers Cos., Inc. ........................    4,717         207,076
                                                                          -----------
                                                                              607,997
                                                                          -----------
PUBLISHING  0.2%
Meredith Corp. .............................................    2,182         103,296
                                                                          -----------

RAILROADS  1.6%
Burlington Northern Santa Fe Corp. .........................    4,731         316,740
CSX Corp. ..................................................    9,183         277,510
Norfolk Southern Corp. .....................................    5,140         219,632
                                                                          -----------
                                                                              813,882
                                                                          -----------
REGIONAL BANKS  1.0%
BB & T Corp. ...............................................    5,015         214,642
National City Corp. ........................................    3,680         127,254
SunTrust Banks, Inc. .......................................    2,485         189,854
                                                                          -----------
                                                                              531,750
                                                                          -----------
RESIDENTIAL REIT'S  0.3%
Archstone-Smith Trust.......................................    3,353         178,313
                                                                          -----------

RESTAURANTS  1.2%
Darden Restaurants, Inc. ...................................    3,292         116,537
Panera Bread Co., Class A (a)...............................    2,466         127,985
Sonic Corp. (a).............................................    5,559         121,909
Starbucks Corp. (a).........................................    3,480         107,915
The Cheesecake Factory, Inc. (a)............................    5,314         132,265
                                                                          -----------
                                                                              606,611
                                                                          -----------
SEMICONDUCTOR EQUIPMENT  0.6%
Applied Materials, Inc. ....................................    7,988         134,837
ASML Hldg N.V. (Netherlands) (a)............................    5,932         130,860
Novellus Systems, Inc. (a)..................................    1,551          43,304
                                                                          -----------
                                                                              309,001
                                                                          -----------
SEMICONDUCTORS  1.8%
Broadcom Corp., Class A (a).................................    4,222         124,296
Freescale Semiconductor, Inc., Class B (a)..................    5,596         172,972
Intel Corp. ................................................   12,380         241,905
PMC--Sierra, Inc. (a).......................................   21,011         143,715
Texas Instruments, Inc. ....................................    4,456         145,221
Xilinx, Inc. ...............................................    5,650         129,216
                                                                          -----------
                                                                              957,325
                                                                          -----------
SOFT DRINKS  0.8%
Hansen Natural Corp. (a)....................................    4,260         117,235
Pepsi Bottling Group, Inc. .................................    5,543         194,060
PepsiCo, Inc. ..............................................    1,209          78,924
The Coca-Cola Co. ..........................................      817          36,610
                                                                          -----------
                                                                              426,829
                                                                          -----------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
SPECIALIZED FINANCE  0.9%
Chicago Mercantile Exchange Holdings, Inc. .................      419     $   184,360
CIT Group, Inc. ............................................    3,079         138,740
Nasdaq Stock Market, Inc. (a)...............................    4,382         124,931
                                                                          -----------
                                                                              448,031
                                                                          -----------
SPECIALTY STORES  0.7%
Barnes & Noble, Inc. .......................................    3,728         135,550
Office Depot, Inc. (a)......................................    3,010         110,888
Staples, Inc. ..............................................    4,845         109,303
                                                                          -----------
                                                                              355,741
                                                                          -----------
STEEL  0.3%
United States Steel Corp. ..................................    2,341         136,176
                                                                          -----------

SYSTEMS SOFTWARE  1.0%
Microsoft Corp. ............................................   20,927         537,615
                                                                          -----------

TECHNOLOGY DISTRIBUTORS  0.2%
Avnet, Inc. (a).............................................    6,566         128,431
                                                                          -----------

THRIFTS & MORTGAGE FINANCE  1.1%
IndyMac Bancorp, Inc. ......................................    2,630         102,833
MGIC Investment Corp. ......................................    2,595         150,173
Radian Group, Inc. .........................................    2,704         161,916
Washington Mutual, Inc. ....................................    3,535         148,081
                                                                          -----------
                                                                              563,003
                                                                          -----------
TOBACCO  2.2%
Altria Group, Inc. .........................................    7,452         622,466
Loews Corp.--Carolina Group.................................    3,292         188,500
Reynolds American, Inc. ....................................    4,276         278,239
UST, Inc. ..................................................    1,629          86,109
                                                                          -----------
                                                                            1,175,314
                                                                          -----------
TRADING COMPANIES & DISTRIBUTORS  0.2%
WESCO International, Inc. (a)...............................    1,841         107,699
                                                                          -----------

WIRELESS TELECOMMUNICATION SERVICES  0.1%
Crown Castle International Corp. (a)........................    1,796          61,711
                                                                          -----------

EXCHANGE TRADED FUND  2.0%
Semiconductor HOLDRs Trust (a)..............................   30,000       1,023,300
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS (C) 91.0%
  (Cost $47,061,341)...................................................    47,663,262

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 3.5%
State Street Bank & Trust Co. ($1,845,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.10%, dated 08/31/06, to be sold on 09/01/06 at $1,845,261)
  (Cost $1,845,000)....................................................   $ 1,845,000

TOTAL INVESTMENTS 94.5%
  (Cost $48,906,341)...................................................    49,508,262
OTHER ASSETS IN EXCESS OF LIABILITIES 6.1%.............................     3,215,843
                                                                          -----------

WRITTEN OPTIONS (0.6%).................................................      (313,960)
                                                                          -----------

NET ASSETS 100.0%......................................................   $52,410,145
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) The Fund may designate up to 100% of its common stock investments to cover outstanding call options.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S & P Mini 500 Index Future September 2006 (Current Notional
  Value of $65,280 per contract)............................     42           $2,606
                                                                 ==           ======

WRITTEN OPTIONS OUTSTANDING AS OF AUGUST 31, 2006:

                                     EXERCISE   EXPIRATION     # OF
NAME OF ISSUER                        PRICE        DATE      CONTRACTS    PREMIUM      VALUE
Call--S & P 500 Index September....   $1,310     09/15/06       109      $(102,603)  $ (86,110)
Call--S & P 500 Index September....    1,305     09/15/06       158       (191,216)   (165,900)
Call--S & P 500 Index September....    1,300     09/15/06        12        (13,624)    (16,200)
Call--S & P 500 Index September....    1,290     09/15/06         3         (4,191)     (6,450)
Call--S & P 500 Index September....    1,285     09/15/06        15        (21,005)    (39,300)
                                                                         ---------   ---------
                                                                         $(332,639)  $(313,960)
                                                                         =========   =========

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $48,906,341)........................  $49,508,262
Cash........................................................       46,908
Receivables:
  Fund Shares Sold..........................................    3,202,507
  Dividends.................................................       64,238
  Expense Reimbursement from Adviser........................       50,665
  Options Written...........................................        9,693
  Interest..................................................          261
  Variation Margin on Futures...............................            5
Unamortized Offering Costs..................................      146,633
Other.......................................................          240
                                                              -----------
    Total Assets............................................   53,029,412
                                                              -----------
LIABILITIES:
Payables:
  Options written, at value (premiums received of
    $332,639)...............................................      313,960
  Fund Shares Repurchased...................................       83,874
  Investments Purchased.....................................       46,354
  Income Distributions......................................       42,857
  Offering Costs............................................       32,854
  Distributor and Affiliates................................       26,373
  Capital Gain Distributions................................          355
Accrued Expenses............................................       69,934
Directors' Deferred Compensation and Retirement Plans.......        2,706
                                                              -----------
    Total Liabilities.......................................      619,267
                                                              -----------
NET ASSETS..................................................  $52,410,145
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.001 per share with an unlimited
  number of shares authorized)..............................  $51,649,675
Net Unrealized Appreciation.................................      623,206
Accumulated Net Realized Gain...............................       16,820
Accumulated Undistributed Net Investment Income.............      120,444
                                                              -----------
NET ASSETS..................................................  $52,410,145
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $31,181,986 and 3,030,817 shares of
    beneficial interest issued and outstanding).............  $     10.29
    Maximum sales charge (5.75%* of offering price).........          .63
                                                              -----------
    Maximum offering price to public........................  $     10.92
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,505,557 and 535,442 shares of
    beneficial interest issued and outstanding).............  $     10.28
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,023,666 and 1,266,672 shares of
    beneficial interest issued and outstanding).............  $     10.28
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,698,936 and 262,306 shares of
    beneficial interest issued and outstanding).............  $     10.29
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period June 26, 2006 (Commencement of Operations) to August 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $130)........  $  87,071
Interest....................................................     23,960
                                                              ---------
    Total Income............................................    111,031
                                                              ---------
EXPENSES:
Shareholder Reports.........................................     39,102
Offering....................................................     32,367
Investment Advisory Fee.....................................     31,379
Audit.......................................................     30,000
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $5,494, $6,808 and $11,437, respectively)...     23,739
Registration and Filing Fees................................     13,720
Shareholder Services........................................     13,196
Custody.....................................................      5,070
Directors' Fees and Related Expenses........................      3,960
Legal.......................................................      2,000
Other.......................................................     13,179
                                                              ---------
    Total Expenses..........................................    207,712
    Expense Reduction.......................................    139,509
    Less Credits Earned on Cash Balances....................         86
                                                              ---------
    Net Expenses............................................     68,117
                                                              ---------
NET INVESTMENT INCOME.......................................  $  42,914
                                                              =========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 491,861
  Options...................................................   (212,505)
  Futures...................................................      5,634
                                                              ---------
Net Realized Gain...........................................    284,990
                                                              ---------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................        -0-
                                                              ---------
  End of the Period:
    Investments.............................................    601,921
    Options.................................................     18,679
    Futures.................................................      2,606
                                                              ---------
                                                                623,206
                                                              ---------
Net Unrealized Appreciation During the Period...............    623,206
                                                              ---------
NET REALIZED AND UNREALIZED GAIN............................  $ 908,196
                                                              =========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 951,110
                                                              =========

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
For the Period June 26, 2006 (Commencement of Operations) to August 31, 2006

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $    42,914
Net Realized Gain...........................................      284,990
Net Unrealized Appreciation During the Period...............      623,206
                                                              -----------
Change in Net Assets from Operations........................      951,110
                                                              -----------

Distributions from Net Investment Income:
  Class A Shares............................................      (32,368)
  Class B Shares............................................       (2,050)
  Class C Shares............................................       (6,351)
  Class I Shares............................................       (3,825)
                                                              -----------
                                                                  (44,594)
                                                              -----------

Distributions from Net Realized Gain:
  Class A Shares............................................     (151,222)
  Class B Shares............................................      (32,242)
  Class C Shares............................................      (66,358)
  Class I Shares............................................      (18,348)
                                                              -----------
                                                                 (268,170)
                                                              -----------
Total Distributions.........................................     (312,764)
                                                              -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      638,346
                                                              -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   51,772,204
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      256,547
Cost of Shares Repurchased..................................     (256,952)
                                                              -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........   51,771,799
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................   52,410,145
NET ASSETS:
Beginning of the Period.....................................          -0-
                                                              -----------
End of the Period (Including accumulated net investment
  income of $120,444).......................................  $52,410,145
                                                              ===========

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               JUNE 26, 2006
                                                               (COMMENCEMENT
CLASS A SHARES                                               OF OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .01
  Net Realized and Unrealized Gain..........................         .36
                                                                  ------
Total from Investment Operations............................       10.37
Less:
  Distributions from Net Investment Income..................         .01
  Distributions from Net Realized Gain......................         .07
                                                                  ------
Total Distributions.........................................         .08
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.29
                                                                  ======

Total Return* (b)...........................................       3.75%**
Net Assets at End of the Period (In millions)...............      $ 31.2
Ratio of Expenses to Average Net Assets*....................       1.24%
Ratio of Net Investment Income to Average Net Assets........       1.32%
Portfolio Turnover..........................................         26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       4.35%
   Ratio of Net Investment Loss to Average Net Assets.......      (1.79%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns do include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               JUNE 26, 2006
                                                               (COMMENCEMENT
CLASS B SHARES                                               OF OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .01
  Net Realized and Unrealized Gain..........................         .34
                                                                  ------
Total from Investment Operations............................       10.35
Less:
  Distributions from Net Investment Income..................         .00(b)
  Distributions from Net Realized Gain......................         .07
                                                                  ------
Total Distributions.........................................         .07
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.28
                                                                  ======

Total Return* (c)...........................................       3.56%**
Net Assets at End of the Period (In millions)...............      $  5.5
Ratio of Expenses to Average Net Assets*....................       1.99%
Ratio of Net Investment Income to Average Net Assets........        .37%
Portfolio Turnover..........................................         26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       5.10%
   Ratio of Net Investment Loss to Average Net Assets.......      (2.74%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than .01.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 5.00%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               JUNE 26, 2006
                                                               (COMMENCEMENT
CLASS C SHARES                                               OF OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .01
  Net Realized and Unrealized Gain..........................         .35
                                                                  ------
Total from Investment Operations............................       10.36
Less:
  Distributions from Net Investment Income..................         .01
  Distributions from Net Realized Gain......................         .07
                                                                  ------
Total Distributions.........................................         .08
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.28
                                                                  ======

Total Return* (b)...........................................       3.57%**
Net Assets at End of the Period (In millions)...............      $ 13.0
Ratio of Expenses to Average Net Assets.....................       1.99%
Ratio of Net Investment Income to Average Net Assets........        .46%
Portfolio Turnover..........................................         26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       5.10%
   Ratio of Net Investment Loss to Average Net Assets.......      (2.65%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 1.00%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               JUNE 26, 2006
                                                               (COMMENCEMENT
CLASS I SHARES                                               OF OPERATIONS) TO
                                                              AUGUST 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $10.00
                                                                  ------
  Net Investment Income (a).................................         .02
  Net Realized and Unrealized Gain..........................         .35
                                                                  ------
Total from Investment Operations............................       10.37
Less:
  Distributions from Net Investment Income..................         .01
  Distributions from Net Realized Gain......................         .07
                                                                  ------
Total Distributions.........................................         .08
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $10.29
                                                                  ======

Total Return* (b)...........................................       3.77%**
Net Assets at End of the Period (In millions)...............      $  2.7
Ratio of Expenses to Average Net Assets*....................        .99%
Ratio of Net Investment Income to Average Net Assets*.......       1.33%
Portfolio Turnover..........................................         26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................       4.10%
   Ratio of Net Investment Loss to Average Net Assets.......      (1.78%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Equity Premium Income Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek current income and long-term capital appreciation. The Fund invests primarily in a portfolio of equity securities of U.S. issuers and utilizes an option writing strategy to enhance current distributions. The Fund commenced operations on June 26, 2006. The Fund offers Class A shares, Class B shares, Class C shares, and Class I shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $48,906,471
                                                              ===========
Gross tax unrealized appreciation...........................  $ 1,421,327
Gross tax unrealized depreciation...........................     (819,536)
                                                              -----------
Net tax unrealized appreciation on investments..............  $   601,791
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income, and short-term capital gains, including a portion of premiums received from written options. Realized short-term capital gains are considered ordinary income for tax purposes. Net realized long-term capital gains, if any, are typically distributed annually.

    The tax character of distributions paid during the fiscal period ended August 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $269,552
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $269,552
                                                              ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference totaling $122,124 relating to offering and start-up costs which are not deductible for tax purposes was reclassified from accumulated undistributed net investment income to capital.

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $315,554
Undistributed long-term capital gain........................       -0-
                                                              --------
                                                              $315,554
                                                              ========

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of post-October losses which are not recognized for tax purposes until the first day of the following fiscal year, deferral of losses relating to wash sale transactions, and gains or losses recognized for tax purposes on open futures and options transactions on August 31, 2006.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

G. EXPENSE REDUCTIONS During the period ended August 31, 2006 the Fund's custody fee was reduced by $86 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    For the period ended August 31, 2006, the Advisor waived approximately $139,500 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.24% of Class A average net assets, 1.99% of Class B average net assets, 1.99% of Class C average net assets and .99% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after August 31, 2007.

    For the period ended August 31, 2006, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2006, the Fund recognized expenses of approximately $7,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2006, the Fund recognized expenses of approximately $9,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $2,700 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

    For the period ended August 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $79,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $500. Sales charges do not represent expenses of the Fund.

    At August 31, 2006, Morgan Stanley Investment Management, Inc., an affiliate of the Advisor, owned 250,000 shares of Class A, 250,000 shares of Class B, 250,000 shares of Class C and 250,000 shares of Class I.

3. CAPITAL TRANSACTIONS

For the period ended August 31, 2006, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  3,030,893    $30,879,134
  Class B...................................................    532,719      5,376,096
  Class C...................................................  1,271,517     12,911,974
  Class I...................................................    260,186      2,605,000
                                                              ---------    -----------
Total Sales.................................................  5,095,315    $51,772,204
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................     14,904    $   152,976
  Class B...................................................      2,736         28,016
  Class C...................................................      5,256         53,842
  Class I...................................................      2,120         21,713
                                                              ---------    -----------
Total Dividend Reinvestment.................................     25,016    $   256,547
                                                              =========    ===========
Repurchases:
  Class A...................................................    (14,980)   $  (153,558)
  Class B...................................................        (13)          (130)
  Class C...................................................    (10,101)      (103,264)
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Repurchases...........................................    (25,094)   $  (256,952)
                                                              =========    ===========

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended August 31, 2006, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $53,512,679 and $6,942,600 respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, including to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on stock indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for period ended August 31, 2006, were as follows:

                                                              CONTRACTS
Outstanding at June 26, 2006................................     -0-
Futures opened..............................................     329
Futures closed..............................................    (287)
                                                                ----
Outstanding at August 31, 2006..............................      42
                                                                ====

B. OPTION CONTRACTS The Fund may write call and put options on stock indices, futures, securities, or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                              NUMBER OF    PREMIUM
                                                              CONTRACTS   RECEIVED
Options outstanding at June 26, 2006 (commencement of
  investment operations)....................................     -0-      $      --
Options written.............................................     594        657,248
Options terminated in closing purchase transactions.........    (240)      (237,020)
Options expired.............................................     (57)       (87,589)
                                                                ----      ---------
Options outstanding at August 31, 2006......................     297      $ 332,639
                                                                ====      =========

7. DISTRIBUTIONS AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $39,700 and $23,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity Premium Income
Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Equity Premium Income Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations, and changes in net assets, and the financial highlights for the period from June 26, 2006 (commencement of operations) through August 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity Premium Income Fund at August 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 26, 2006 through August 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN EQUITY PREMIUM INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2006. For corporate shareholders 7% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $44,594 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                               since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                           since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation, and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                       since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                          since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                             since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                     since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                        since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
(64)                                       since 2006  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                                                    NUMBER OF
                                                                                                                    FUNDS IN
                                            TERM OF                                                                   FUND
                                           OFFICE AND                                                                COMPLEX
                              POSITION(S)  LENGTH OF                                                                OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                         BY
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                                           TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate, Meagher &      71
333 West Wacker Drive                      since 2006  Flom LLP, legal counsel to funds in the Fund Complex.
Chicago, IL 60606


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee/Director/
333 West Wacker Drive         Managing General
Chicago, IL 60606             Partner of funds in
                              the Fund Complex.
                              Director of the
                              Abraham Lincoln
                              Presidential Library
                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN EQUITY PREMIUM INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                           TBD
                                                                 EPI ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02930P-Y08/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                             REGISTRANT   COVERED ENTITIES(1)
                             ----------   -------------------
AUDIT FEES ...............   $153,800               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ....   $      0        $  706,000(2)
   TAX FEES ..............   $ 13,800(3)     $   75,537(4)
   ALL OTHER FEES ........   $      0        $  749,041(5)
TOTAL NON-AUDIT FEES .....   $ 13,800        $1,530,578
TOTAL ....................   $167,600        $1,530,578

2005

                             REGISTRANT   COVERED ENTITIES(1)
                             ----------   -------------------
AUDIT FEES ...............   $82,600               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ....   $     0          $280,000(2)
   TAX FEES ..............   $ 7,000(3)       $ 58,688(4)
   ALL OTHER FEES ........   $     0          $655,125(5)
TOTAL NON-AUDIT FEES .....   $ 7,000          $993,813
TOTAL ....................   $89,600          $993,813

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity
Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006